UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 12 of its series:

Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, and Wells Fargo Dow Jones Target 2060 Fund.

Date of reporting period: August 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

August 31, 2016

Dow Jones Target Date Funds

■	Wells Fargo Dow Jones Target Today Fund

■	Wells Fargo Dow Jones Target 2010 Fund

■	Wells Fargo Dow Jones Target 2015 Fund

■	Wells Fargo Dow Jones Target 2020 Fund

■	Wells Fargo Dow Jones Target 2025 Fund

■	Wells Fargo Dow Jones Target 2030 Fund

■	Wells Fargo Dow Jones Target 2035 Fund

■	Wells Fargo Dow Jones Target 2040 Fund

■	Wells Fargo Dow Jones Target 2045 Fund

■	Wells Fargo Dow Jones Target 2050 Fund

■	Wells Fargo Dow Jones Target 2055 Fund

■	Wells Fargo Dow Jones Target 2060 Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-fixed-income-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/diversified-stock-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

Dow Jones® and Dow Jones Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of August 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

The combination of steady economic growth and the lack of further Fed rate hikes supported the U.S. stock and bond markets.

Dear Valued Shareholder:

We are pleased to offer you this semiannual report for the Wells Fargo Dow Jones Target Date Funds for the six-month period that ended August 31, 2016. The Dow Jones Target Date Funds diversify investments across equity, fixed-income, and short-term debt securities. During the period, global stocks and bonds benefited from resilient economies and accommodative central-bank policy.

The U.S. economy achieved low but continued growth.

Real U.S. gross domestic product (GDP) growth remained modestly positive during the reporting period, falling below 1% in the first quarter of 2016 and just topping 1% in the second quarter of 2016. The U.S. unemployment rate remained largely unchanged, beginning the period at 5.0% in March 2016 and ending at 4.9% in August 2016.

The U.S. economy was strong enough in December 2015 that the U.S. Federal Reserve (Fed) raised its target interest rate by 25 basis points (bps; 100 bps equals 1.00%) after keeping it near zero for seven years. Throughout the reporting period, investors debated the potential timing of the next Fed rate hike, even as the Fed clarified that future interest-rate increases would be gradual. As of the end of the period, the Fed remained on hold.

The combination of steady economic growth and the lack of further Fed rate hikes supported the U.S. stock and bond markets. The S&P 500 Index,1 a proxy for U.S. large-cap stocks, returned 13.60% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index,2 which measures the investment-grade bond market, returned 3.68% for the reporting period.

Non-U.S. developed markets presented a mixed picture, even as emerging markets maintained strong growth rates.

In Japan, despite the continued implementation of Prime Minister Shinzō Abe’s reform program, the country reported disappointing numbers for exports, factory output, and household spending. The Bank of Japan continued to provide liquidity by purchasing bonds and exchange-traded funds and keeping its key interest rate at -0.1%.

The economic picture was brighter in the European Union (E.U.), whose economy remained resilient despite problems that ranged from fragile banks in Italy, Spain, and Portugal to the June 2016 vote by the United Kingdom to exit the E.U. For the second quarter of 2016, the E.U. achieved a 1.8% real GDP growth rate, year over year, largely on the basis of a growth in exports and a modest increase in household spending. The E.U.’s economy was supported by the European Central Bank (ECB), which pushed its rate for banks’ excess reserves to -0.40% in March 2016 in an effort to encourage lending. Moreover, the ECB kept its main lending rate at zero and continued to provide liquidity through an asset-purchase program.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Dow Jones Target Date Funds	3

Despite a stagnant Japanese economy, generally favorable European growth and accommodative central banks boosted developed markets stocks and bonds. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net)3 returned 10.35% for the fiscal period, while the Bloomberg Barclays Global Aggregate ex U.S. Dollar Bond Index4 gained 7.64%.

In emerging economies, China’s second-quarter GDP growth narrowly beat analyst estimates as a result of both fiscal and monetary stimulus. Solid economic performance from both China and India supported the MSCI Emerging Markets (EM) Index (Net),5 which returned 22.69%. Brazil also strongly outperformed as it ended its impeachment process against former President Dilma Rousseff by removing her from office.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Despite a stagnant Japanese economy, generally favorable European growth and accommodative central banks boosted developed markets stocks and bonds.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[3]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Global Aggregate ex U.S. Dollar Bond Index (formerly known as Barclays Global Aggregate ex U.S. Dollar Bond Index) tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

[5]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

4	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index
Target 2060 Fund	Dow Jones Global Target 2060 Index

Manager

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Funds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on each Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Global Target Date Index, whose total returns each Fund seeks to approximate, before fees and expenses, will not meet an investor’s goals). Consult the Funds’ prospectus for additional information on these and other risks.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	5

Target Today Fund

Average annual total returns (%) as of August 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(1.15)	1.15	3.02	4.92	2.35	3.63	0.84	0.76
Class B (WFOKX)*	8-1-1998	(0.85)	1.20	3.08	4.15	1.58	3.08	1.59	1.51
Class C (WFODX)	12-1-1998	3.14	1.60	2.85	4.14	1.60	2.85	1.59	1.51
Class R (WFRRX)	6-28-2013	–	–	–	4.57	2.15	3.51	1.09	1.01
Class R4 (WOTRX)	11-30-2012	–	–	–	5.22	2.78	4.11	0.56	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	5.39	2.88	4.16	0.41	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	4.97	2.51	3.82	0.76	0.65
Dow Jones Global Target Today Index[5]	–	–	–	–	5.57	3.17	4.56	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.89	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

6	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns (%) as of August 31, 20168

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(0.65)	1.75	2.99	5.37	2.95	3.60	0.85	0.78
Class B (SPTBX)*	3-1-1997	(0.42)	1.84	3.06	4.58	2.21	3.06	1.60	1.53
Class C (WFOCX)	12-1-1998	3.61	2.19	2.83	4.61	2.19	2.83	1.60	1.53
Class R (WFARX)	6-28-2013	–	–	–	5.12	2.75	3.48	1.10	1.03
Class R4 (WFORX)	11-30-2012	–	–	–	5.76	3.38	4.08	0.57	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	5.89	3.48	4.13	0.42	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	5.50	3.11	3.80	0.77	0.67
Dow Jones Global Target 2010 Index[5]	–	–	–	–	6.12	3.81	4.57	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.89	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	7

Target 2015 Fund

Average annual total returns (%) as of August 31, 20169

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	0.91	2.83	2.81	7.03	4.05	3.47		0.84	0.79
Class R (WFBRX)	6-28-2013	–	–	–	6.82	3.78	3.24		1.09	1.04
Class R4 (WFSRX)	11-30-2012	–	–	–	7.28	4.40	3.78		0.56	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	7.53	4.50	3.84		0.41	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	7.11	4.13	3.52		0.76	0.68
Dow Jones Global Target 2015 Index[5]	–	–	–	–	7.84	4.86	4.28	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.99	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	6.44	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

8	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns (%) as of August 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	1.08	3.78	3.55	7.28	5.02	4.17	0.83	0.81
Class B (STPBX)*	3-1-1997	1.41	3.88	3.62	6.41	4.22	3.62	1.58	1.56
Class C (WFLAX)	12-1-1998	5.50	4.24	3.39	6.50	4.24	3.39	1.58	1.56
Class R (WFURX)	6-28-2013	–	–	–	7.01	4.83	4.06	1.08	1.06
Class R4 (WFLRX)	11-30-2012	–	–	–	7.62	5.43	4.65	0.55	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	7.83	5.54	4.70	0.40	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	7.41	5.17	4.38	0.75	0.70
Dow Jones Global Target 2020 Index[5]	–	–	–	–	8.12	5.91	5.11	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.89	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	9

Target 2025 Fund

Average annual total returns (%) as of August 31, 201610

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	1.44	4.92	2.96	7.60	6.17	3.62		0.83	0.81
Class R (WFHRX)	6-28-2013	–	–	–	7.29	5.90	3.39		1.08	1.06
Class R4 (WFGRX)	11-30-2012	–	–	–	7.86	6.55	3.95		0.55	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	8.01	6.64	4.00		0.40	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	7.66	6.27	3.69		0.75	0.70
Dow Jones Global Target 2025 Index[5]	–	–	–	–	8.34	7.00	4.38	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.99	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	6.44	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

10	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns (%) as of August 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	1.41	5.85	4.19	7.58	7.11	4.81	0.83	0.82
Class B (SGPBX)*	3-1-1997	1.82	6.01	4.26	6.82	6.32	4.26	1.58	1.57
Class C (WFDMX)	12-1-1998	5.81	6.31	4.03	6.81	6.31	4.03	1.58	1.57
Class R (WFJRX)	6-28-2013	–	–	–	7.28	6.91	4.70	1.08	1.07
Class R4 (WTHRX)	11-30-2012	–	–	–	7.92	7.55	5.30	0.55	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	8.09	7.65	5.35	0.40	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	7.68	7.27	5.02	0.75	0.71
Dow Jones Global Target 2030 Index[5]	–	–	–	–	8.37	7.99	5.70	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.89	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	11

Target 2035 Fund

Average annual total returns (%) as of August 31, 201610

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	1.32	6.67	3.18	7.51	7.95	3.85		0.84	0.83
Class R (WFKRX)	6-28-2013	–	–	–	7.25	7.66	3.57		1.09	1.08
Class R4 (WTTRX)	11-30-2012	–	–	–	7.85	8.31	4.17		0.56	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	8.02	8.42	4.23		0.41	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	7.61	8.02	3.87		0.76	0.72
Dow Jones Global Target 2035 Index[5]	–	–	–	–	8.32	8.77	4.51	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.99	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	6.44	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

12	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns (%) as of August 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	1.33	7.16	4.58	7.49	8.44	5.20	0.84	0.83
Class B (SLPBX)*	3-1-1997	1.71	7.32	4.64	6.71	7.62	4.64	1.59	1.58
Class C (WFOFX)	7-1-1998	5.68	7.64	4.41	6.68	7.64	4.41	1.59	1.58
Class R (WFMRX)	6-28-2013	–	–	–	7.22	8.24	5.09	1.09	1.08
Class R4 (WTFRX)	11-30-2012	–	–	–	7.84	8.88	5.68	0.56	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	8.01	9.00	5.74	0.41	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	7.63	8.60	5.41	0.76	0.72
Dow Jones Global Target 2040 Index[5]	–	–	–	–	8.28	9.32	6.05	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.89	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	7.59	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	13

Target 2045 Fund

Average annual total returns (%) as of August 31, 201610

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	1.35	7.50	3.46	7.51	8.78	4.13		0.85	0.83
Class R (WFNRX)	6-28-2013	–	–	–	7.28	8.51	3.87		1.10	1.08
Class R4 (WFFRX)	11-30-2012	–	–	–	7.84	9.17	4.46		0.57	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	8.02	9.26	4.51		0.42	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	7.58	8.88	4.19		0.77	0.72
Dow Jones Global Target 2045 Index[5]	–	–	–	–	8.25	9.60	4.74	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.99	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	6.44	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

14	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns11 (%) as of August 31, 2016

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	1.37	7.53	3.46	7.53	8.83	4.13		0.84	0.83
Class C (WFQCX)	11-30-2012	5.74	8.01	3.35	6.74	8.01	3.35		1.59	1.58
Class R (WFWRX)	6-28-2013	–	–	–	7.20	8.54	3.87		1.09	1.08
Class R4 (WQFRX)	11-30-2012	–	–	–	7.85	9.20	4.45		0.56	0.52
Class R6 (WFQFX)	6-29-2007	–	–	–	8.02	9.31	4.51		0.41	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	7.65	8.94	4.18		0.76	0.72
Dow Jones Global Target 2050 Index[5]	–	–	–	–	8.26	9.63	4.76	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	4.99	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	6.44	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	15

Target 2055 Fund

Average annual total returns (%) as of August 31, 201610

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	1.35	7.55	5.67	7.50	8.82	6.89		0.90	0.83
Class R (WFYRX)	6-28-2013	–	–	–	7.22	8.46	6.51		1.15	1.08
Class R4 (WFVRX)	11-30-2012	–	–	–	7.83	9.21	7.26		0.62	0.52
Class R6 (WFQUX)	6-30-2011	–	–	–	8.01	9.31	7.36		0.47	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	–	7.65	8.91	6.98		0.82	0.72
Dow Jones Global Target 2055 Index[5]	–	–	–	–	8.26	9.63	7.58	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	5.97	3.24	3.74	*	–	–
Russell 3000® Index[7]	–	–	–	–	11.44	14.46	12.09	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

16	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of August 31, 201611

		Including sales charge		Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 Year	Since inception	1 Year	Since inception		Gross	Net[4]
Class A (WFAFX)	7-1-2015	1.14	(3.52)	7.33	1.49		14.46	0.83
Class C (WFCFX)	7-1-2015	5.57	0.69	6.57	0.69		15.21	1.58
Class R (WFRFX)	7-1-2015	–	–	7.08	1.20		14.71	1.08
Class R4 (WFSFX)	7-1-2015	–	–	7.78	1.86		14.18	0.52
Class R6 (WFUFX)	7-1-2015	–	–	7.85	1.91		14.03	0.37
Administrator Class (WFDFX)	7-1-2015	–	–	7.47	1.61		14.38	0.72
Dow Jones Global Target 2060 Index[5]	–	–	–	8.26	1.77	*	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	5.97	5.57	*	–	–
Russell 3000® Index[7]	–	–	–	11.44	5.50	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	17

Portfolio allocation as of August 31, 201612

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 18-19.

18	Wells Fargo Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the affiliated master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has committed through June 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is composed of the Bloomberg Barclays U.S. Government/Credit Index (formerly known as Barclays U.S. Government/Credit Index) and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index (formerly known as Barclays U.S. Mortgage-Backed Securities Index), and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities.

[7]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[8]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[9]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses.

Performance highlights (unaudited)	Wells Fargo Dow Jones Target Date Funds	19

[10]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[11]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[12]	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of investments or Summary portfolio of investments of each affiliated master portfolio which is also included in this report.

20	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2016 to August 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,046.11	$3.91	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.86	0.76%
Class B
Actual	$1,000.00	$1,041.51	$7.70	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.61	1.50%
Class C
Actual	$1,000.00	$1,041.39	$7.75	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.66	1.51%
Class R
Actual	$1,000.00	$1,044.27	$5.19	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.13	1.01%
Class R4
Actual	$1,000.00	$1,047.89	$2.32	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29	0.45%
Class R6
Actual	$1,000.00	$1,047.93	$1.54	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$1,046.10	$3.34	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%

Please see footnote on page 26.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	21

Target 2010 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,050.60	$4.02	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.96	0.78%
Class B
Actual	$1,000.00	$1,046.51	$7.87	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.76	1.53%
Class C
Actual	$1,000.00	$1,046.85	$7.87	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.76	1.53%
Class R
Actual	$1,000.00	$1,049.36	$5.31	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.23	1.03%
Class R4
Actual	$1,000.00	$1,052.73	$2.43	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%
Class R6
Actual	$1,000.00	$1,053.26	$1.65	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,051.22	$3.45	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40	0.67%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,067.12	$4.10	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.01	0.79%
Class R
Actual	$1,000.00	$1,065.45	$5.40	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.28	1.04%
Class R4
Actual	$1,000.00	$1,067.92	$2.50	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%
Class R6
Actual	$1,000.00	$1,069.49	$1.72	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.48	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$1,067.50	$3.53	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%

Please see footnote on page 26.

22	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,077.75	$4.23	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.12	0.81%
Class B
Actual	$1,000.00	$1,073.58	$8.13	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.91	1.56%
Class C
Actual	$1,000.00	$1,073.81	$8.13	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.91	1.56%
Class R
Actual	$1,000.00	$1,076.59	$5.53	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.38	1.06%
Class R4
Actual	$1,000.00	$1,079.50	$2.61	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%
Class R6
Actual	$1,000.00	$1,080.73	$1.83	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78	0.35%
Administrator Class
Actual	$1,000.00	$1,078.35	$3.66	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,093.01	$4.26	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.12	0.81%
Class R
Actual	$1,000.00	$1,090.66	$5.57	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.38	1.06%
Class R4
Actual	$1,000.00	$1,094.87	$2.63	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%
Class R6
Actual	$1,000.00	$1,094.35	$1.84	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78	0.35%
Administrator Class
Actual	$1,000.00	$1,093.00	$3.68	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

Please see footnote on page 26.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	23

Target 2030 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,107.45	$4.34	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.17	0.82%
Class B
Actual	$1,000.00	$1,103.68	$8.30	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$7.96	1.57%
Class C
Actual	$1,000.00	$1,103.45	$8.30	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$7.96	1.57%
Class R
Actual	$1,000.00	$1,105.68	$5.66	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.43	1.07%
Class R4
Actual	$1,000.00	$1,109.23	$2.70	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.59	0.51%
Class R6
Actual	$1,000.00	$1,109.95	$1.91	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.33	$1.83	0.36%
Administrator Class
Actual	$1,000.00	$1,108.00	$3.76	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.61	0.71%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,120.71	$4.42	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class R
Actual	$1,000.00	$1,119.05	$5.75	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,122.19	$2.77	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,122.96	$1.97	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,120.80	$3.84	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

Please see footnote on page 26.

24	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,131.14	$4.45	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class B
Actual	$1,000.00	$1,127.18	$8.45	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class C
Actual	$1,000.00	$1,127.01	$8.45	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class R
Actual	$1,000.00	$1,129.86	$5.78	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,133.54	$2.79	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,134.33	$1.99	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,131.48	$3.86	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,138.64	$4.46	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class R
Actual	$1,000.00	$1,136.86	$5.80	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,140.80	$2.80	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,140.72	$1.99	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,139.08	$3.87	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

Please see footnote on page 26.

Fund expenses (unaudited)	Wells Fargo Dow Jones Target Date Funds	25

Target 2050 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,141.05	$4.47	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class C
Actual	$1,000.00	$1,136.64	$8.49	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class R
Actual	$1,000.00	$1,139.84	$5.81	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,143.25	$2.80	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,144.05	$1.99	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,142.69	$3.88	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,141.06	$4.47	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class R
Actual	$1,000.00	$1,139.84	$5.81	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,143.27	$2.80	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,144.27	$1.99	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,140.86	$3.87	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

Please see footnote on page 26.

26	Wells Fargo Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2060 Fund	Beginning account value 3-1-2016	Ending account value 8-31-2016	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,138.02	$4.46	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.22	0.83%
Class C
Actual	$1,000.00	$1,132.71	$8.47	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.01	1.58%
Class R
Actual	$1,000.00	$1,135.08	$5.80	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48	1.08%
Class R4
Actual	$1,000.00	$1,139.10	$2.80	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$1,139.88	$1.99	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$1,138.36	$3.87	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolios of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	27

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.22%

Affiliated Master Portfolios: 100.22%
Wells Fargo Diversified Fixed Income Portfolio	$373,388,834
Wells Fargo Diversified Stock Portfolio	96,136,731
Wells Fargo Short-Term Investment Portfolio	168,661,432

Total Investment Companies (Cost $585,098,851)	638,186,997

Total investments in securities (Cost $585,098,851) *	100.22%	638,186,997
Other assets and liabilities, net	(0.22)	(1,423,008)

Total net assets	100.00%	$636,763,989

*	Cost for federal income tax purposes is $586,825,258 and unrealized gains (losses) consists of:
	Gross unrealized gains	$51,361,739
	Gross unrealized losses	0

	Net unrealized gains	$51,361,739

TARGET 2010 FUND

Security name	Value

Investment Companies: 101.18%

Affiliated Master Portfolios: 101.18%
Wells Fargo Diversified Fixed Income Portfolio	$246,625,892
Wells Fargo Diversified Stock Portfolio	65,281,366
Wells Fargo Short-Term Investment Portfolio	79,890,878

Total Investment Companies (Cost $330,515,304)	391,798,136

Total investments in securities (Cost $330,515,304) *	101.18%	391,798,136
Other assets and liabilities, net	(1.18)	(4,556,470)

Total net assets	100.00%	$387,241,666

*	Cost for federal income tax purposes is $339,611,014 and unrealized gains (losses) consists of:
	Gross unrealized gains	$52,187,122
	Gross unrealized losses	0

	Net unrealized gains	$52,187,122

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—August 31, 2016 (unaudited)

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.05%

Affiliated Master Portfolios: 100.05%
Wells Fargo Diversified Fixed Income Portfolio	$493,300,331
Wells Fargo Diversified Stock Portfolio	149,035,476
Wells Fargo Short-Term Investment Portfolio	26,815,475

Total Investment Companies (Cost $574,497,676)	669,151,282

Total investments in securities (Cost $574,497,676) *	100.05%	669,151,282
Other assets and liabilities, net	(0.05)	(351,356)

Total net assets	100.00%	$668,799,926

*	Cost for federal income tax purposes is $575,763,308 and unrealized gains (losses) consists of:
	Gross unrealized gains	$93,387,974
	Gross unrealized losses	0

	Net unrealized gains	$93,387,974

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.72%

Affiliated Master Portfolios: 100.72%
Wells Fargo Diversified Fixed Income Portfolio	$1,622,824,293
Wells Fargo Diversified Stock Portfolio	782,696,168
Wells Fargo Short-Term Investment Portfolio	100,366,233

Total Investment Companies (Cost $2,147,083,021)	2,505,886,694

Total investments in securities (Cost $2,147,083,021) *	100.72%	2,505,886,694
Other assets and liabilities, net	(0.72)	(17,822,130)

Total net assets	100.00%	$2,488,064,564

*	Cost for federal income tax purposes is $2,165,645,030 and unrealized gains (losses) consists of:
	Gross unrealized gains	$340,241,664
	Gross unrealized losses	0

	Net unrealized gains	$340,241,664

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	29

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.08%

Affiliated Master Portfolios: 100.08%
Wells Fargo Diversified Fixed Income Portfolio	$1,203,934,957
Wells Fargo Diversified Stock Portfolio	1,020,723,767
Wells Fargo Short-Term Investment Portfolio	92,745,275

Total Investment Companies (Cost $1,946,949,386)	2,317,403,999

Total investments in securities (Cost $1,946,949,386) *	100.08%	2,317,403,999
Other assets and liabilities, net	(0.08)	(1,830,396)

Total net assets	100.00%	$2,315,573,603

*	Cost for federal income tax purposes is $1,951,689,376 and unrealized gains (losses) consists of:
	Gross unrealized gains	$365,714,623
	Gross unrealized losses	0

	Net unrealized gains	$365,714,623

TARGET 2030 FUND

Security name	Value

Investment Companies: 101.35%

Affiliated Master Portfolios: 101.35%
Wells Fargo Diversified Fixed Income Portfolio	$1,037,698,560
Wells Fargo Diversified Stock Portfolio	1,572,240,090
Wells Fargo Short-Term Investment Portfolio	108,713,033

Total Investment Companies (Cost $2,245,582,897)	2,718,651,683

Total investments in securities (Cost $2,245,582,897) *	101.35%	2,718,651,683
Other assets and liabilities, net	(1.35)	(36,231,907)

Total net assets	100.00%	$2,682,419,776

*	Cost for federal income tax purposes is $2,260,377,423 and unrealized gains (losses) consists of:
	Gross unrealized gains	$458,274,260
	Gross unrealized losses	0

	Net unrealized gains	$458,274,260

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—August 31, 2016 (unaudited)

TARGET 2035 FUND

Security name	Value

Investment Companies: 100.20%

Affiliated Master Portfolios: 100.20%
Wells Fargo Diversified Fixed Income Portfolio	$355,382,138
Wells Fargo Diversified Stock Portfolio	973,796,301
Wells Fargo Short-Term Investment Portfolio	55,321,293

Total Investment Companies (Cost $1,140,710,376)	1,384,499,732

Total investments in securities (Cost $1,140,710,376) *	100.20%	1,384,499,732
Other assets and liabilities, net	(0.20)	(2,725,284)

Total net assets	100.00%	$1,381,774,448

*	Cost for federal income tax purposes is $1,144,443,279 and unrealized gains (losses) consists of:
	Gross unrealized gains	$240,056,453
	Gross unrealized losses	0

	Net unrealized gains	$240,056,453

TARGET 2040 FUND

Security name	Value

Investment Companies: 101.76%

Affiliated Master Portfolios: 101.76%
Wells Fargo Diversified Fixed Income Portfolio	$315,416,359
Wells Fargo Diversified Stock Portfolio	1,630,726,912
Wells Fargo Short-Term Investment Portfolio	80,948,140

Total Investment Companies (Cost $1,644,778,475)	2,027,091,411

Total investments in securities (Cost $1,644,778,475) *	101.76%	2,027,091,411
Other assets and liabilities, net	(1.76)	(35,133,143)

Total net assets	100.00%	$1,991,958,268

*	Cost for federal income tax purposes is $1,656,093,766 and unrealized gains (losses) consists of:
	Gross unrealized gains	$370,997,645
	Gross unrealized losses	0

	Net unrealized gains	$370,997,645

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	31

TARGET 2045 FUND

Security name	Value

Investment Companies: 100.12%

Affiliated Master Portfolios: 100.12%
Wells Fargo Diversified Fixed Income Portfolio	$72,653,708
Wells Fargo Diversified Stock Portfolio	717,836,560
Wells Fargo Short-Term Investment Portfolio	32,865,780

Total Investment Companies (Cost $684,193,298)	823,356,048

Total investments in securities (Cost $684,193,298) *	100.12%	823,356,048
Other assets and liabilities, net	(0.12)	(969,498)

Total net assets	100.00%	$822,386,550

*	Cost for federal income tax purposes is $686,350,726 and unrealized gains (losses) consists of:
	Gross unrealized gains	$137,005,322
	Gross unrealized losses	0

	Net unrealized gains	$137,005,322

TARGET 2050 FUND

Security name	Value

Investment Companies: 101.35%

Affiliated Master Portfolios: 101.35%
Wells Fargo Diversified Fixed Income Portfolio	$88,779,674
Wells Fargo Diversified Stock Portfolio	1,306,225,460
Wells Fargo Short-Term Investment Portfolio	57,989,426

Total Investment Companies (Cost $1,202,499,763)	1,452,994,560

Total investments in securities (Cost $1,202,499,763) *	101.35%	1,452,994,560
Other assets and liabilities, net	(1.35)	(19,380,719)

Total net assets	100.00%	$1,433,613,841

*	Cost for federal income tax purposes is $1,207,835,500 and unrealized gains (losses) consists of:
	Gross unrealized gains	$245,159,060
	Gross unrealized losses	0

	Net unrealized gains	$245,159,060

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Dow Jones Target Date Funds	Portfolios of investments—August 31, 2016 (unaudited)

TARGET 2055 FUND

Security name	Value

Investment Companies: 100.14%

Affiliated Master Portfolios: 100.14%
Wells Fargo Diversified Fixed Income Portfolio	$17,017,561
Wells Fargo Diversified Stock Portfolio	252,077,269
Wells Fargo Short-Term Investment Portfolio	11,186,064

Total Investment Companies (Cost $251,926,822)	280,280,894

Total investments in securities (Cost $251,926,822) *	100.14%	280,280,894
Other assets and liabilities, net	(0.14)	(400,486)

Total net assets	100.00%	$279,880,408

*	Cost for federal income tax purposes is $251,936,500 and unrealized gains (losses) consists of:
	Gross unrealized gains	$28,344,394
	Gross unrealized losses	0

	Net unrealized gains	$28,344,394

TARGET 2060 FUND

Security name	Value

Investment Companies: 97.78%

Affiliated Master Portfolios: 97.78%
Wells Fargo Diversified Fixed Income Portfolio	$828,546
Wells Fargo Diversified Stock Portfolio	12,273,070
Wells Fargo Short-Term Investment Portfolio	544,624

Total Investment Companies (Cost $13,345,177)	13,646,240

Total investments in securities (Cost $13,345,177) *	97.78%	13,646,240
Other assets and liabilities, net	2.22	310,390

Total net assets	100.00%	$13,956,630

*	Cost for federal income tax purposes is $13,343,552 and unrealized gains (losses) consists of:
	Gross unrealized gains	$302,688
	Gross unrealized losses	0

	Net unrealized gains	$302,688

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

34	Wells Fargo Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2016 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investment in affiliated Master Portfolios, at value (see cost below)	$638,186,997	$391,798,136	$669,151,282	$2,505,886,694
Receivable for Fund shares sold	1,168,390	2,934,701	334,254	12,623,981
Receivable from manager	0	0	0	0
Prepaid expenses and other assets	66,817	61,324	64,638	68,269

Total assets	639,422,204	394,794,161	669,550,174	2,518,578,944

Liabilities
Payable for Fund shares redeemed	2,488,144	7,427,533	569,495	29,754,118
Management fee payable	45,362	29,308	59,246	311,797
Distribution fees payable	1,967	1,393	10	4,588
Administration fees payable	43,789	30,904	43,275	164,539
Shareholder servicing fees payable	51,022	38,931	50,454	200,190
Professional fees payable	10,619	9,017	10,284	9,988
Accrued expenses and other liabilities	17,312	15,409	17,484	69,160

Total liabilities	2,658,215	7,552,495	750,248	30,514,380

Total net assets	$636,763,989	$387,241,666	$668,799,926	$2,488,064,564

NET ASSETS CONSIST OF
Paid-in capital	$579,674,989	$332,783,954	$570,324,885	$2,129,705,835
Undistributed net investment income	3,615,281	458,213	1,373,965	6,984,385
Accumulated net realized gains (losses) on investments	385,573	(7,283,333)	2,447,470	(7,429,329)
Net unrealized gains on investments	53,088,146	61,282,832	94,653,606	358,803,673

Total net assets	$636,763,989	$387,241,666	$668,799,926	$2,488,064,564

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$66,058,091	$66,215,778	$71,977,157	$236,274,694
Shares outstanding – Class A1	6,064,580	5,156,005	6,862,614	15,511,743
Net asset value per share – Class A	$10.89	$12.84	$10.49	$15.23
Maximum offering price per share – Class A2	$11.55	$13.62	$11.13	$16.16
Net assets – Class B	$2,151	$29,841	N/A	$32,840
Shares outstanding – Class B1	190	2,296	N/A	2,160
Net asset value per share – Class B	$11.29	$13.00	N/A	$15.20
Net assets – Class C	$3,078,631	$2,007,099	N/A	$6,878,033
Shares outstanding – Class C1	278,062	154,545	N/A	455,328
Net asset value per share – Class C	$11.07	$12.99	N/A	$15.11
Net assets – Class R	$31,159	$54,403	$45,167	$474,596
Shares outstanding – Class R1	2,871	4,263	4,249	31,279
Net asset value per share – Class R	$10.85	$12.76	$10.63	$15.17
Net assets – Class R4	$272,489,121	$60,998,911	$118,270,678	$404,139,456
Share outstanding – Class R4[1]	24,424,718	4,700,027	11,226,891	26,050,212
Net asset value per share – Class R4	$11.16	$12.98	$10.53	$15.51
Net assets – Class R6	$235,629,818	$173,260,906	$362,465,886	$1,327,175,210
Shares outstanding – Class R6[1]	21,134,304	13,356,071	34,422,051	85,582,437
Net asset value per share – Class R6	$11.15	$12.97	$10.53	$15.51
Net assets – Administrator Class	$59,475,018	$84,674,728	$116,041,038	$513,089,735
Shares outstanding – Administrator Class[1]	5,346,890	6,524,138	10,894,235	33,187,427
Net asset value per share – Administrator Class	$11.12	$12.98	$10.65	$15.46

Investments in affiliated Master Portfolios, at cost	$585,098,851	$330,515,304	$574,497,676	$2,147,083,021

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$2,317,403,999	$2,718,651,683	$1,384,499,732	$2,027,091,411	$823,356,048	$1,452,994,560	$280,280,894	$13,646,240
2,353,826	16,110,196	1,025,016	13,650,722	798,345	5,761,228	274,566	254,046
0	0	0	0	0	0	0	10,801
87,467	61,895	70,159	63,209	67,551	62,488	66,558	63,092

2,319,845,292	2,734,823,774	1,385,594,907	2,040,805,342	824,221,944	1,458,818,276	280,622,018	13,974,179

3,667,924	51,573,766	3,410,939	48,208,467	1,598,168	24,809,612	677,148	4,475
289,222	362,168	187,401	284,009	103,909	195,803	26,315	0
131	3,370	31	3,238	8	664	15	169
124,748	175,256	85,050	132,791	49,801	74,877	11,892	828
128,598	210,961	94,269	155,491	55,436	78,472	9,607	1,048
8,212	9,953	10,276	10,390	10,207	13,955	11,115	9,989
52,854	68,524	32,493	52,688	17,865	31,052	5,518	1,040

4,271,689	52,403,998	3,820,459	48,847,074	1,835,394	25,204,435	741,610	17,549

$2,315,573,603	$2,682,419,776	$1,381,774,448	$1,991,958,268	$822,386,550	$1,433,613,841	$279,880,408	$13,956,630

$1,928,387,676	$2,179,851,526	$1,125,065,568	$1,594,797,921	$674,647,724	$1,169,275,472	$255,142,768	$13,665,293
6,403,745	23,950,782	4,228,980	5,302,374	2,467,948	3,990,449	1,010,847	29,886
10,327,569	5,548,682	8,690,544	9,545,037	6,108,128	9,853,123	(4,627,279)	(39,612)
370,454,613	473,068,786	243,789,356	382,312,936	139,162,750	250,494,797	28,354,072	301,063

$2,315,573,603	$2,682,419,776	$1,381,774,448	$1,991,958,268	$822,386,550	$1,433,613,841	$279,880,408	$13,956,630

$172,919,022	$238,876,685	$146,577,231	$216,659,352	$81,586,122	$63,051,629	$10,353,180	$266,861
16,272,788	14,218,820	13,289,332	11,505,132	7,155,970	5,786,066	790,259	26,659
$10.63	$16.80	$11.03	$18.83	$11.40	$10.90	$13.10	$10.01
$11.28	$17.82	$11.70	$19.98	$12.10	$11.56	$13.90	$10.62
N/A	$19,938	N/A	$69,142	N/A	N/A	N/A	N/A
N/A	1,208	N/A	3,847	N/A	N/A	N/A	N/A
N/A	$16.50	N/A	$17.97	N/A	N/A	N/A	N/A
N/A	$4,946,204	N/A	$4,781,418	N/A	$1,027,661	N/A	$226,831
N/A	303,168	N/A	270,704	N/A	94,660	N/A	22,631
N/A	$16.32	N/A	$17.66	N/A	$10.86	N/A	$10.02
$618,947	$951,000	$144,998	$350,958	$37,440	$48,316	$70,920	$127,518
58,190	56,800	13,073	18,696	3,248	4,424	5,469	12,928
$10.64	$16.74	$11.09	$18.77	$11.53	$10.92	$12.97	$9.86
$265,135,247	$511,277,427	$223,308,692	$384,952,792	$134,225,642	$229,819,341	$33,172,163	$3,382,691
24,860,218	29,969,395	20,213,572	20,008,690	11,723,209	21,004,797	2,525,048	331,982
$10.67	$17.06	$11.05	$19.24	$11.45	$10.94	$13.14	$10.19
$1,554,977,615	$1,414,233,978	$808,899,200	$1,055,550,266	$481,996,650	$937,043,482	$214,435,144	$6,915,256
145,863,503	82,920,152	73,214,966	54,874,108	42,173,254	85,681,231	16,348,899	680,500
$10.66	$17.06	$11.05	$19.24	$11.43	$10.94	$13.12	$10.16
$321,922,772	$512,114,544	$202,844,327	$329,594,340	$124,540,696	$202,623,412	$21,849,001	$3,037,473
30,135,952	30,066,499	18,303,212	17,162,197	10,828,984	18,579,232	1,667,665	302,106
$10.68	$17.03	$11.08	$19.20	$11.50	$10.91	$13.10	$10.05

$1,946,949,386	$2,245,582,897	$1,140,710,376	$1,644,778,475	$684,193,298	$1,202,499,763	$251,926,822	$13,345,177

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2016 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$4,709,141	$3,242,772	$6,004,707	$19,305,508
Dividends allocated from affiliated Master Portfolios**	1,260,774	925,383	1,991,515	9,882,629
Affiliated income allocated from affiliated Master Portfolios	37,779	25,069	51,338	187,814
Securities lending income allocated from affiliated Master Portfolios	36,967	27,244	58,359	286,644
Expenses allocated from affiliated Master Portfolios	(492,635)	(328,338)	(559,034)	(2,006,725)

Total investment income	5,552,026	3,892,130	7,546,885	27,655,870

Expenses
Management fee	656,910	430,048	693,314	2,474,420
Administration fees
Class A	70,884	71,535	77,823	248,905
Class B	3	32	N/A	37
Class C	3,097	2,203	N/A	7,127
Class R	32	57	47	465
Class R4	110,497	28,291	49,948	170,706
Class R6	37,178	29,655	55,724	189,292
Administrator Class	40,508	59,353	79,813	351,904
Shareholder servicing fees
Class A	84,386	85,161	92,647	296,316
Class B	3	38	N/A	45
Class C	3,688	2,622	N/A	8,484
Class R	38	67	56	553
Class R4	138,121	35,363	62,435	213,088
Administrator Class	77,900	114,140	153,140	675,840
Distribution fees
Class B	10	114	N/A	134
Class C	11,063	7,866	N/A	25,452
Class R	38	67	56	553
Custody and accounting fees	13,221	8,188	13,901	47,297
Professional fees	18,612	17,783	19,162	19,464
Registration fees	47,185	42,291	49,912	54,337
Shareholder report expenses	22,985	19,949	27,090	45,242
Trustees’ fees and expenses	11,620	11,618	11,620	11,669
Other fees and expenses	8,143	6,196	8,697	21,059

Total expenses	1,356,122	972,637	1,395,385	4,862,389
Less: Fee waivers and/or expense reimbursements	(373,909)	(230,294)	(331,288)	(683,301)

Net expenses	982,213	742,343	1,064,097	4,179,088

Net investment income	4,569,813	3,149,787	6,482,788	23,476,782

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transactions allocated from affiliated Master Portfolios	416,743	303,713	709,464	4,603,396
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	25,333,544	18,666,957	38,775,311	157,490,537

Net realized and unrealized gains (losses) on investments	25,750,287	18,970,670	39,484,775	162,093,933

Net increase in net assets resulting from operations	$30,320,100	$22,120,457	$45,967,563	$185,570,715

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$35,034	$24,807	$49,649	$160,845
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$81,543	$60,041	$128,943	$642,071

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	37

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$14,439,314	$12,553,139	$4,284,610	$3,890,988	$921,423	$1,197,368	$214,861	$3,920
13,033,610	20,206,984	12,328,172	20,614,542	8,878,101	16,119,168	2,894,675	48,654
167,821	189,474	93,071	132,218	52,608	92,059	17,756	864
376,640	583,039	354,742	592,990	254,927	462,806	82,680	1,255
(1,869,844)	(2,209,512)	(1,112,029)	(1,630,880)	(650,092)	(1,147,310)	(206,620)	(3,847)

26,147,541	31,323,124	15,948,566	23,599,858	9,456,967	16,724,091	3,003,352	50,846

2,308,707	2,733,707	1,377,856	2,023,739	807,186	1,425,333	256,561	4,834

187,081	251,024	157,721	226,297	86,117	66,103	10,339	188
N/A	41	N/A	73	N/A	N/A	N/A	N/A
N/A	5,144	N/A	5,149	N/A	1,044	N/A	221
700	966	118	346	35	43	61	106
110,805	218,491	92,183	167,301	54,644	97,575	12,441	422
229,522	212,035	119,249	156,584	69,932	136,967	29,336	329
209,757	343,839	131,355	221,499	79,503	132,790	12,985	714

222,716	298,838	187,763	269,402	102,521	78,694	12,309	224
N/A	49	N/A	87	N/A	N/A	N/A	N/A
N/A	6,123	N/A	6,130	N/A	1,243	N/A	263
834	1,150	141	412	42	51	73	126
138,507	272,404	115,229	208,328	68,305	121,473	15,552	527
403,380	661,229	252,605	425,960	152,890	255,366	24,970	1,372

N/A	147	N/A	261	N/A	N/A	N/A	N/A
N/A	18,370	N/A	18,391	N/A	3,728	N/A	788
834	1,150	141	412	42	51	73	126
44,112	52,159	25,978	38,847	16,027	27,047	5,666	1,064
17,566	19,498	18,963	18,849	19,031	18,998	17,600	16,723
39,663	48,370	52,135	46,844	50,563	53,899	44,508	62,205
42,705	53,557	41,152	47,080	29,328	37,979	14,921	3,635
11,816	11,618	11,620	12,444	12,924	7,862	8,175	7,846
13,914	24,106	12,847	19,045	9,548	12,277	4,479	4,733

3,982,619	5,234,015	2,597,056	3,913,480	1,558,638	2,478,523	470,049	106,446
(627,570)	(604,460)	(287,673)	(363,449)	(210,175)	(297,547)	(120,889)	(96,599)

3,355,049	4,629,555	2,309,383	3,550,031	1,348,463	2,180,976	349,160	9,847

22,792,492	26,693,569	13,639,183	20,049,827	8,108,504	14,543,115	2,654,192	40,999

7,032,476	11,808,731	7,522,121	12,868,326	5,615,755	10,223,782	1,836,302	42,373
174,123,735	238,105,515	134,265,665	213,650,209	89,162,994	159,925,053	28,159,778	357,226

181,156,211	249,914,246	141,787,786	226,518,535	94,778,749	170,148,835	29,996,080	399,599

$203,948,703	$276,607,815	$155,426,969	$246,568,362	$102,887,253	$184,691,950	$32,650,272	$440,598

$119,680	$103,403	$34,873	$30,926	$7,004	$8,720	$1,568	$30
$845,778	$1,314,597	$801,620	$1,342,259	$578,150	$1,050,146	$188,606	$2,872

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$4,569,813			$8,827,099
Net realized gains on investments		416,743			3,450,074
Net change in unrealized gains (losses) on investments		25,333,544			(23,144,376)

Net increase (decrease) in net assets resulting from operations		30,320,100			(10,867,203)

Distributions to shareholders from
Net investment income
Class A		0			(212,385)
Class R		0			(39)
Class R4		0			(1,986,228)
Class R6		0			(2,057,136)
Administrator Class		0			(295,420)
Net realized gains
Class A		0			(1,208,132)
Class B		0			(60)
Class C		0			(50,563)
Class R		0			(482)
Class R4		0			(4,742,418)
Class R6		0			(4,034,298)
Administrator Class		0			(1,109,624)

Total distributions to shareholders		0			(15,696,785)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	147,447	1,577,814	5,647,163		60,339,126
Class C	27,463	301,094	10,570		115,474
Class R	103	1,094	120		1,272
Class R4	1,793,543	19,722,945	3,730,527		40,609,285
Class R6	3,697,182	40,577,351	10,259,626		111,458,455
Administrator Class	438,839	4,794,867	1,204,150		13,090,822
Investor Class	N/A	N/A	414,797	[1]	4,533,435 [1]

		66,975,165			230,147,869

Reinvestment of distributions
Class A	0	0	135,261		1,409,363
Class B	0	0	5		60
Class C	0	0	4,686		49,810
Class R	0	0	50		521
Class R4	0	0	630,358		6,728,633
Class R6	0	0	563,932		6,009,114
Administrator Class	0	0	131,713		1,401,554

		0			15,599,055

Please see footnote on page 39.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	39

	Target Today Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(483,240)	$(5,178,523)	(818,764)	$(8,571,490)
Class B	(120)	(1,327)	(654)	(7,312)
Class C	(9,457)	(103,827)	(68,466)	(738,149)
Class R	(2)	(21)	(1)	(10)
Class R4	(2,877,647)	(31,635,709)	(9,414,225)	(102,232,762)
Class R6	(5,488,600)	(60,420,818)	(9,625,506)	(104,577,784)
Administrator Class	(914,283)	(10,024,011)	(4,542,886)	(49,322,402)
Investor Class	N/A	N/A	(6,369,254)[1]	(69,335,370)[1]

		(107,364,236)		(334,785,279)

Net decrease in net assets resulting from capital share transactions		(40,389,071)		(89,038,355)

Total decrease in net assets		(10,068,971)		(115,602,343)

Net assets
Beginning of period		646,832,960		762,435,303

End of period		$636,763,989		$646,832,960

Undistributed (overdistributed) net investment income		$3,615,281		$(954,532)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$3,149,787			$7,103,709
Net realized gains on investments		303,713			9,701,380
Net change in unrealized gains (losses) on investments		18,666,957			(26,828,269)

Net increase (decrease) in net assets resulting from operations		22,120,457			(10,023,180)

Distributions to shareholders from
Net investment income
Class A		(207,925)			(335,875)
Class B		(18)			(51)
Class C		(1,921)			0
Class R		(133)			(172)
Class R4		(284,940)			(788,009)
Class R6		(915,442)			(2,051,024)
Administrator Class		(307,124)			(586,950)
Net realized gains
Class A		0			(3,286,691)
Class B		0			(1,389)
Class C		0			(92,831)
Class R		0			(2,344)
Class R4		0			(4,072,646)
Class R6		0			(9,055,541)
Administrator Class		0			(4,393,823)

Total distributions to shareholders		(1,717,503)			(24,667,346)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	186,022	2,345,399	4,221,546		54,786,333
Class B	0	0	2,193		29,082
Class C	9,264	118,443	7,041		90,916
Class R	9	106	16		212
Class R4	525,982	6,713,468	1,712,102		22,327,468
Class R6	2,990,117	38,149,016	8,059,088		104,895,708
Administrator Class	449,889	5,741,176	1,374,739		17,794,276
Investor Class	N/A	N/A	308,626	[1]	4,041,703 [1]

		53,067,608			203,965,698

Reinvestment of distributions
Class A	16,251	205,253	291,606		3,586,673
Class B	2	18	116		1,440
Class C	139	1,776	7,012		87,152
Class R	11	133	206		2,516
Class R4	22,331	284,940	390,609		4,860,655
Class R6	70,650	900,797	878,628		10,935,710
Administrator Class	21,923	279,745	400,560		4,980,773

		1,672,662			24,454,919

Please see footnote on page 41.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	41

	Target 2010 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(578,761)	$(7,318,721)	(1,013,261)	$(12,776,658)
Class B	(189)	(2,411)	(682)	(9,045)
Class C	(14,629)	(189,320)	(62,410)	(820,797)
Class R	(1)	(6)	(1)	(17)
Class R4	(1,544,392)	(19,868,086)	(7,588,790)	(97,975,580)
Class R6	(5,882,004)	(75,485,979)	(6,669,142)	(86,398,389)
Administrator Class	(1,325,137)	(17,007,131)	(7,050,419)	(91,816,190)
Investor Class	N/A	N/A	(4,828,884)[1]	(63,153,213)[1]

		(119,871,654)		(352,949,889)

Net decrease in net assets resulting from capital share transactions		(65,131,384)		(124,529,272)

Total decrease in net assets		(44,728,430)		(159,219,798)

Net assets
Beginning of period		431,970,096		591,189,894

End of period		$387,241,666		$431,970,096

Undistributed (overdistributed) net investment income		$458,213		$(974,071)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$6,482,788			$14,276,725
Net realized gains on investments		709,464			4,048,645
Net change in unrealized gains (losses) on investments		38,775,311			(37,431,296)

Net increase (decrease) in net assets resulting from operations		45,967,563			(19,105,926)

Distributions to shareholders from
Net investment income
Class A		(285,287)			(20,228)
Class R		(145)			(329)
Class R4		(614,617)			(1,703,828)
Class R6		(2,075,207)			(4,784,541)
Administrator Class		(525,665)			(1,475,155)
Investor Class		N/A			(758,997)[1]
Net realized gains
Class A		0			(1,573,386)
Class R		0			(859)
Class R4		0			(2,323,259)
Class R6		0			(6,760,642)
Administrator Class		0			(2,256,193)

Total distributions to shareholders		(3,500,921)			(21,657,417)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	351,064	3,632,742	9,344,836		94,779,977
Class R	34	356	67		686
Class R4	1,643,034	17,046,207	2,312,239		23,537,215
Class R6	5,582,321	57,597,528	12,758,792		129,474,281
Administrator Class	928,880	9,655,197	1,888,382		19,442,817
Investor Class	N/A	N/A	908,576	[1]	9,440,796 [1]

		87,932,030			276,675,772

Reinvestment of distributions
Class A	27,688	284,079	160,134		1,584,498
Class R	14	145	117		1,188
Class R4	59,672	614,617	401,199		4,027,087
Class R6	195,749	2,014,255	1,109,939		11,115,010
Administrator Class	49,924	520,204	366,890		3,726,803
Investor Class	N/A	N/A	73,227	[1]	758,463 [1]

		3,433,300			21,213,049

Please see footnote on page 43.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	43

	Target 2015 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,095,363)	$(11,257,901)	(2,112,945)	$(20,902,388)
Class R	(1)	(8)	(708)	(6,979)
Class R4	(3,345,113)	(34,651,071)	(7,113,750)	(72,406,836)
Class R6	(8,430,080)	(86,887,845)	(17,178,318)	(174,145,663)
Administrator Class	(2,291,703)	(23,956,283)	(7,909,252)	(81,427,388)
Investor Class	N/A	N/A	(11,199,953)[1]	(115,605,930)[1]

		(156,753,108)		(464,495,184)

Net decrease in net assets resulting from capital share transactions		(65,387,778)		(166,606,363)

Total decrease in net assets		(22,921,136)		(207,369,706)

Net assets
Beginning of period		691,721,062		899,090,768

End of period		$668,799,926		$691,721,062

Undistributed (overdistributed) net investment income		$1,373,965		$(1,607,902)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$23,476,782			$47,559,500
Net realized gains on investments		4,603,396			25,796,388
Net change in unrealized gains (losses) on investments		157,490,537			(170,875,058)

Net increase (decrease) in net assets resulting from operations		185,570,715			(97,519,170)

Distributions to shareholders from
Net investment income
Class A		(957,681)			(1,204,855)
Class B		(52)			(108)
Class C		(13,794)			(6,481)
Class R		(1,531)			(2,560)
Class R4		(2,110,732)			(6,107,482)
Class R6		(7,301,676)			(13,668,753)
Administrator Class		(2,352,441)			(5,002,528)
Investor Class		N/A			(494,020)[1]
Net realized gains
Class A		0			(6,049,652)
Class B		0			(1,139)
Class C		0			(138,075)
Class R		0			(10,129)
Class R4		0			(12,325,852)
Class R6		0			(27,705,228)
Administrator Class		0			(13,559,585)

Total distributions to shareholders		(12,737,907)			(86,276,447)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	612,231	9,100,212	13,749,128		204,800,204
Class C	87,999	1,303,953	186,108		2,690,829
Class R	2,612	39,336	1,560		22,804
Class R4	3,653,947	55,415,788	8,587,505		129,528,210
Class R6	21,309,911	323,115,545	25,570,337		385,301,666
Administrator Class	2,834,892	42,651,916	6,631,029		99,603,642
Investor Class	N/A	N/A	1,084,475	[1]	16,500,298 [1]

		431,626,750			838,447,653

Reinvestment of distributions
Class A	63,717	943,646	498,070		7,153,660
Class B	4	52	87		1,247
Class C	878	12,908	9,259		132,096
Class R	104	1,531	881		12,689
Class R4	140,062	2,110,732	1,252,971		18,433,334
Class R6	472,278	7,112,510	2,737,761		40,176,324
Administrator Class	149,756	2,250,826	1,267,785		18,559,644
Investor Class	N/A	N/A	32,029	[1]	494,020 [1]

		12,432,205			84,963,014

Please see footnote on page 45.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	45

	Target 2020 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,419,463)	$(21,061,316)	(2,245,750)	$(32,588,487)
Class B	(659)	(9,712)	(4,357)	(63,797)
Class C	(84,410)	(1,251,091)	(107,814)	(1,567,416)
Class R	(388)	(5,848)	(22,506)	(336,340)
Class R4	(6,028,072)	(92,027,941)	(31,392,856)	(469,564,323)
Class R6	(13,551,327)	(206,741,079)	(22,890,031)	(342,653,004)
Administrator Class	(6,350,787)	(96,448,765)	(14,750,039)	(220,778,164)
Investor Class	N/A	N/A	(14,268,341)[1]	(215,721,640)[1]

		(417,545,752)		(1,283,273,171)

Net increase (decrease) in net assets resulting from capital share transactions		26,513,203		(359,862,504)

Total increase (decrease) in net assets		199,346,011		(543,658,121)

Net assets
Beginning of period		2,288,718,553		2,832,376,674

End of period		$2,488,064,564		$2,288,718,553

Undistributed (overdistributed) net investment income		$6,984,385		$(3,754,490)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2025 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$22,792,492		$42,396,222
Net realized gains on investments		7,032,476		31,965,590
Net change in unrealized gains (losses) on investments		174,123,735		(199,079,376)

Net increase (decrease) in net assets resulting from operations		203,948,703		(124,717,564)

Distributions to shareholders from
Net investment income
Class A		(765,715)		(42,829)
Class R		(2,072)		(5,968)
Class R4		(1,498,225)		(3,638,272)
Class R6		(9,191,063)		(18,652,274)
Administrator Class		(1,578,641)		(3,011,839)
Investor Class		N/A		(1,645,710)[1]
Net realized gains
Class A		0		(5,365,512)
Class R		0		(22,403)
Class R4		0		(7,078,806)
Class R6		0		(35,607,376)
Administrator Class		0		(7,606,102)

Total distributions to shareholders		(13,035,716)		(82,677,091)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	890,367	9,206,295	22,964,538	237,832,126
Class R	1,915	19,877	7,103	73,345
Class R4	3,401,367	35,387,286	7,138,606	74,121,014
Class R6	15,580,784	161,458,190	32,385,111	335,503,244
Administrator Class	2,840,173	29,358,621	5,348,130	55,738,366
Investor Class	N/A	N/A	3,079,689 [1]	32,431,424 [1]

		235,430,269		735,699,519

Reinvestment of distributions
Class A	73,991	757,664	537,272	5,363,185
Class R	202	2,072	2,814	28,371
Class R4	145,884	1,498,225	1,057,076	10,717,065
Class R6	869,914	8,925,315	5,206,467	52,679,324
Administrator Class	153,173	1,576,156	1,041,420	10,562,155
Investor Class	N/A	N/A	157,908 [1]	1,643,604 [1]

		12,759,432		80,993,704

Payment for shares redeemed
Class A	(2,634,708)	(27,187,302)	(5,857,457)	(57,909,133)
Class R	(28,750)	(294,890)	(21,481)	(219,125)
Class R4	(7,211,466)	(75,054,974)	(15,075,663)	(156,694,774)
Class R6	(15,219,939)	(158,455,868)	(31,284,459)	(321,990,675)
Administrator Class	(3,241,367)	(33,879,390)	(8,684,086)	(89,814,734)
Investor Class	N/A	N/A	(26,018,686)[1]	(271,321,720)[1]

		(294,872,424)		(897,950,161)

Net decrease in net assets resulting from capital share transactions		(46,682,723)		(81,256,715)

Total increase (decrease) in net assets		144,230,264		(288,651,370)

Net assets
Beginning of period		2,171,343,339		2,459,994,709

End of period		$2,315,573,603		$2,171,343,339

Undistributed (overdistributed) net investment income		$6,403,745		$(3,353,031)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	47

	Target 2030 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$26,693,569			$49,126,829
Net realized gains on investments		11,808,731			47,166,634
Net change in unrealized gains (losses) on investments		238,105,515			(304,156,369)

Net increase (decrease) in net assets resulting from operations		276,607,815			(207,862,906)

Distributions to shareholders from
Net investment income
Class A		0			(672,323)
Class B		0			(317)
Class C		0			(14,221)
Class R		0			(5,538)
Class R4		0			(9,749,314)
Class R6		0			(17,248,094)
Administrator Class		0			(5,868,441)
Investor Class		N/A			(1,506,020)[1]
Net realized gains
Class A		0			(6,570,826)
Class B		0			(1,944)
Class C		0			(130,780)
Class R		0			(23,231)
Class R4		0			(17,160,046)
Class R6		0			(33,810,493)
Administrator Class		0			(14,132,103)

Total distributions to shareholders		0			(106,893,691)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	566,805	9,224,780	13,314,397		218,134,426
Class B	0	0	2,962		47,267
Class C	4,798	76,253	61,971		996,816
Class R	1,731	28,277	24,510		411,423
Class R4	3,829,476	62,957,421	11,129,367		184,411,020
Class R6	12,867,918	211,613,836	30,536,859		503,514,864
Administrator Class	3,495,233	57,227,897	7,079,870		117,060,125
Investor Class	N/A	N/A	1,082,862	[1]	18,302,900 [1]

		341,128,464			1,042,878,841

Reinvestment of distributions
Class A	0	0	451,373		7,108,240
Class B	0	0	141		2,195
Class C	0	0	8,955		137,782
Class R	0	0	1,822		28,769
Class R4	0	0	1,666,294		26,908,961
Class R6	0	0	3,085,435		49,653,407
Administrator Class	0	0	1,242,049		19,998,935
Investor Class	N/A	N/A	90,457	[1]	1,500,603 [1]

		0			105,338,892

Please see footnote on page 48.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,370,113)	$(22,240,784)	(2,322,835)	$(36,890,791)
Class B	(4,201)	(66,137)	(4,678)	(75,655)
Class C	(16,833)	(263,234)	(58,470)	(938,684)
Class R	(1,246)	(20,028)	(5,557)	(93,587)
Class R4	(7,262,642)	(121,031,221)	(31,558,785)	(514,470,177)
Class R6	(13,519,399)	(224,995,790)	(19,005,059)	(311,167,043)
Administrator Class	(5,855,418)	(96,963,810)	(13,317,134)	(219,101,625)
Investor Class	N/A	N/A	(13,797,898)[1]	(229,181,050)[1]

		(465,581,004)		(1,311,918,612)

Net decrease in net assets resulting from capital share transactions		(124,452,540)		(163,700,879)

Total increase (decrease) in net assets		152,155,275		(478,457,476)

Net assets
Beginning of period		2,530,264,501		3,008,721,977

End of period		$2,682,419,776		$2,530,264,501

Undistributed (overdistributed) net investment income		$23,950,782		$(2,742,787)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	49

	Target 2035 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$13,639,183			$23,055,848
Net realized gains on investments		7,522,121			26,916,539
Net change in unrealized gains (losses) on investments		134,265,665			(179,695,293)

Net increase (decrease) in net assets resulting from operations		155,426,969			(129,722,906)

Distributions to shareholders from
Net investment income
Class A		(697,938)			(301,136)
Class R		(449)			(372)
Class R4		(1,451,464)			(3,545,457)
Class R6		(5,517,618)			(10,573,204)
Administrator Class		(1,072,892)			(2,304,817)
Investor Class		N/A			(1,435,192)[1]
Net realized gains
Class A		0			(4,979,880)
Class R		0			(1,055)
Class R4		0			(6,509,836)
Class R6		0			(19,919,240)
Administrator Class		0			(5,313,366)

Total distributions to shareholders		(8,740,361)			(54,883,555)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	690,737	7,323,212	18,552,591		201,310,133
Class R	5,757	61,673	4,089		42,241
Class R4	2,809,733	29,981,465	6,285,864		68,420,704
Class R6	11,301,250	120,284,890	27,717,560		300,793,731
Administrator Class	2,043,165	21,682,742	4,092,376		44,621,351
Investor Class	N/A	N/A	2,114,487	[1]	23,609,674 [1]

		179,333,982			638,797,834

Reinvestment of distributions
Class A	66,527	692,240	505,796		5,237,691
Class R	43	449	136		1,427
Class R4	139,432	1,451,464	954,353		10,055,293
Class R6	513,866	5,350,072	2,798,657		29,409,827
Administrator Class	102,625	1,072,892	722,417		7,618,183
Investor Class	N/A	N/A	129,844	[1]	1,431,195 [1]

		8,567,117			53,753,616

Please see footnote on page 50.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,907,365)	$(20,341,360)	(4,767,137)	$(48,289,542)
Class R	(95)	(1,015)	(47)	(487)
Class R4	(5,832,586)	(62,270,551)	(13,188,251)	(143,959,697)
Class R6	(10,764,964)	(115,530,170)	(17,913,876)	(192,666,848)
Administrator Class	(2,215,215)	(23,853,888)	(6,437,073)	(69,772,390)
Investor Class	N/A	N/A	(20,176,529)[1]	(221,695,444)[1]

		(221,996,984)		(676,384,408)

Net increase (decrease) in net assets resulting from capital share transactions		(34,095,885)		16,167,042

Total increase (decrease) in net assets		112,590,723		(168,439,419)

Net assets
Beginning of period		1,269,183,725		1,437,623,144

End of period		$1,381,774,448		$1,269,183,725

Undistributed (overdistributed) net investment income		$4,228,980		$(669,842)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	51

	Target 2040 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$20,049,827			$34,325,202
Net realized gains on investments		12,868,326			46,674,645
Net change in unrealized gains (losses) on investments		213,650,209			(309,570,864)

Net increase (decrease) in net assets resulting from operations		246,568,362			(228,571,017)

Distributions to shareholders from
Net investment income
Class A		(1,147,269)			(1,363,872)
Class B		(114)			(427)
Class C		(12,098)			(21,203)
Class R		(1,492)			(2,485)
Class R4		(2,762,643)			(8,186,005)
Class R6		(7,793,062)			(14,332,859)
Administrator Class		(1,955,670)			(4,465,866)
Investor Class		N/A			(1,006,626)[1]
Net realized gains
Class A		0			(6,639,292)
Class B		0			(3,025)
Class C		0			(155,995)
Class R		0			(8,919)
Class R4		0			(15,183,244)
Class R6		0			(27,150,983)
Administrator Class		0			(10,413,294)

Total distributions to shareholders		(13,672,348)			(88,934,095)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	370,768	6,702,739	7,832,531		145,840,814
Class B	0	0	3,929		71,579
Class C	10,565	179,681	37,287		657,846
Class R	1,303	23,483	10,378		197,802
Class R4	2,578,894	47,639,286	8,084,530		153,528,934
Class R6	9,739,815	180,439,424	22,577,979		425,406,090
Administrator Class	2,282,097	41,889,070	4,962,945		93,999,139
Investor Class	N/A	N/A	818,800	[1]	16,002,580 [1]

		276,873,683			835,704,784

Reinvestment of distributions
Class A	63,577	1,124,037	441,267		7,850,956
Class B	6	114	203		3,449
Class C	689	11,447	10,060		168,164
Class R	85	1,492	640		11,404
Class R4	153,055	2,762,643	1,271,924		23,369,182
Class R6	425,200	7,674,856	2,211,178		40,536,041
Administrator Class	102,588	1,849,664	813,092		14,878,081
Investor Class	N/A	N/A	52,301	[1]	1,003,724 [1]

		13,424,253			87,821,001

Please see footnote on page 52.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,000,261)	$(18,124,386)	(1,932,220)	$(34,985,826)
Class B	(1,693)	(28,260)	(3,253)	(58,388)
Class C	(34,677)	(591,921)	(65,920)	(1,132,401)
Class R	(31)	(562)	(720)	(13,176)
Class R4	(5,259,639)	(98,980,257)	(20,889,265)	(387,340,331)
Class R6	(9,686,619)	(181,649,550)	(14,202,963)	(266,513,595)
Administrator Class	(3,997,533)	(74,244,197)	(8,504,025)	(159,988,208)
Investor Class	N/A	N/A	(7,811,715)[1]	(148,868,103)[1]

		(373,619,133)		(998,900,208)

Net decrease in net assets resulting from capital share transactions		(83,321,197)		(75,374,243)

Total increase (decrease) in net assets		149,574,817		(392,879,355)

Net assets
Beginning of period		1,842,383,451		2,235,262,806

End of period		$1,991,958,268		$1,842,383,451

Undistributed (overdistributed) net investment income		$5,302,374		$(1,075,105)

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	53

	Target 2045 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$8,108,504		$12,722,827
Net realized gains on investments		5,615,755		16,623,481
Net change in unrealized gains (losses) on investments		89,162,994		(125,041,631)

Net increase (decrease) in net assets resulting from operations		102,887,253		(95,695,323)

Distributions to shareholders from
Net investment income
Class A		(451,822)		(268,832)
Class R		(153)		(252)
Class R4		(980,353)		(2,188,948)
Class R6		(3,604,294)		(6,523,660)
Administrator Class		(746,082)		(1,492,836)
Investor Class		N/A		(837,020)[1]
Net realized gains
Class A		0		(2,771,190)
Class R		0		(817)
Class R4		0		(3,688,268)
Class R6		0		(11,238,044)
Administrator Class		0		(3,155,252)

Total distributions to shareholders		(5,782,704)		(32,165,119)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	528,899	5,756,827	10,643,641	119,886,949
Class R	396	4,439	251	2,795
Class R4	1,784,875	19,588,544	4,571,380	52,006,760
Class R6	9,202,082	100,951,485	20,456,922	230,687,584
Administrator Class	1,500,185	16,438,614	3,086,451	35,108,254
Investor Class	N/A	N/A	1,568,639 [1]	18,347,423 [1]

		142,739,909		456,039,765

Reinvestment of distributions
Class A	42,361	450,405	282,891	3,027,399
Class R	14	153	98	1,069
Class R4	91,865	980,353	536,817	5,877,216
Class R6	330,622	3,522,109	1,585,167	17,267,672
Administrator Class	69,378	744,430	423,857	4,648,064
Investor Class	N/A	N/A	72,282 [1]	836,392 [1]

		5,697,450		31,657,812

Payment for shares redeemed
Class A	(1,065,231)	(11,620,073)	(3,343,560)	(35,251,201)
Class R	(93)	(1,000)	(2)	(18)
Class R4	(3,183,126)	(35,054,200)	(8,821,123)	(101,240,476)
Class R6	(7,681,543)	(85,217,293)	(12,660,032)	(140,410,371)
Administrator Class	(1,379,075)	(15,328,381)	(3,775,671)	(42,382,911)
Investor Class	N/A	N/A	(11,149,642)[1]	(127,553,030)[1]

		(147,220,947)		(446,838,007)

Net increase in net assets resulting from capital share transactions		1,216,412		40,859,570

Total increase (decrease) in net assets		98,320,961		(87,000,872)

Net assets
Beginning of period		724,065,589		811,066,461

End of period		$822,386,550		$724,065,589

Undistributed net investment income		$2,467,948		$142,148

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$14,543,115			$23,349,252
Net realized gains on investments		10,223,782			29,896,358
Net change in unrealized gains (losses) on investments		159,925,053			(225,672,734)

Net increase (decrease) in net assets resulting from operations		184,691,950			(172,427,124)

Distributions to shareholders from
Net investment income
Class A		(361,554)			(186,145)
Class C		(2,553)			(3,126)
Class R		(202)			(272)
Class R4		(1,738,324)			(4,725,511)
Class R6		(7,141,031)			(13,225,354)
Administrator Class		(1,297,655)			(2,626,389)
Investor Class		N/A			(513,873)[1]
Net realized gains
Class A1		0			(1,825,085)
Class C		0			(22,958)
Class R		0			(847)
Class R4		0			(7,749,938)
Class R6		0			(21,991,674)
Administrator Class		0			(5,482,713)

Total distributions to shareholders		(10,541,319)			(58,353,885)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	586,587	6,104,664	6,951,910		74,657,726
Class C	11,957	123,908	50,243		530,074
Class R	1,097	11,536	521		5,371
Class R4	3,668,965	38,412,648	11,348,069		122,406,849
Class R6	15,299,170	160,366,894	33,537,208		360,894,394
Administrator Class	3,526,014	36,693,878	7,641,132		82,336,166
Investor Class	N/A	N/A	895,669	[1]	9,981,111 [1]

		241,713,528			650,811,691

Reinvestment of distributions
Class A	35,554	360,712	196,059		2,006,262
Class C	242	2,456	2,416		24,807
Class R	20	202	108		1,119
Class R4	170,720	1,738,324	1,191,982		12,475,449
Class R6	689,988	7,021,229	3,298,611		34,453,143
Administrator Class	123,604	1,254,844	779,371		8,109,102
Investor Class	N/A	N/A	46,705	[1]	513,287 [1]

		10,377,767			57,583,169

Please see footnote on page 55.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	55

	Target 2050 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(951,368)	$(9,925,906)	(1,176,375)	$(11,926,737)
Class C	(10,917)	(112,596)	(24,531)	(253,785)
Class R	(46)	(482)	(2)	(29)
Class R4	(5,559,860)	(59,364,797)	(21,529,377)	(225,930,036)
Class R6	(13,941,933)	(147,816,804)	(25,162,016)	(272,468,982)
Administrator Class	(4,313,434)	(45,401,070)	(9,136,641)	(97,702,104)
Investor Class	N/A	N/A	(6,875,405)[1]	(74,811,494)[1]

		(262,621,655)		(683,093,167)

Net increase (decrease) in net assets resulting from capital share transactions		(10,530,360)		25,301,693

Total increase (decrease) in net assets		163,620,271		(205,479,316)

Net assets
Beginning of period		1,269,993,570		1,475,472,886

End of period		$1,433,613,841		$1,269,993,570

Undistributed (overdistributed) net investment income		$3,990,449		$(11,347)

[1]	For the period from March 1, 2014 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

Operations
Net investment income		$2,654,192			$3,348,997
Net realized gains (losses) on investments		1,836,302			(6,950,552)
Net change in unrealized gains (losses) on investments		28,159,778			(21,701,511)

Net increase (decrease) in net assets resulting from operations		32,650,272			(25,303,066)

Distributions to shareholders from
Net investment income
Class A		(64,257)			(29,658)
Class R		(341)			(252)
Class R4		(251,524)			(378,682)
Class R6		(1,691,131)			(2,072,829)
Administrator Class		(142,351)			(152,082)
Investor Class		N/A			(72,053)[1]
Net realized gains
Class A		0			(24,092)
Class R		0			(86)
Class R4		0			(55,238)
Class R6		0			(319,151)
Administrator Class		0			(31,756)

Total distributions to shareholders		(2,149,604)			(3,135,879)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	181,759	2,276,805	1,100,577		13,865,874
Class R	1,804	22,364	1,468		17,944
Class R4	787,120	9,876,574	1,763,543		22,488,266
Class R6	5,699,660	71,427,002	9,869,147		124,299,082
Administrator Class	782,860	9,788,929	1,127,506		14,089,884
Investor Class	N/A	N/A	320,954	[1]	4,145,234 [1]

		93,391,674			178,906,284

Reinvestment of distributions
Class A	5,177	63,119	4,195		51,885
Class R	28	341	27		338
Class R4	20,577	251,524	34,201		433,920
Class R6	125,788	1,534,481	171,963		2,165,166
Administrator Class	11,670	142,333	14,584		183,838
Investor Class	N/A	N/A	5,667	[1]	71,987 [1]

		1,991,798			2,907,134

Please see footnote on page 57.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	57

	Target 2055 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(169,886)	$(2,114,049)	(374,104)	$(4,453,123)
Class R	(23)	(296)	(191)	(2,112)
Class R4	(628,097)	(7,895,571)	(1,979,482)	(25,237,910)
Class R6	(3,452,586)	(43,558,095)	(5,605,399)	(70,687,587)
Administrator Class	(401,926)	(5,121,164)	(807,536)	(10,091,281)
Investor Class	N/A	N/A	(938,655)[1]	(11,838,163)[1]

		(58,689,175)		(122,310,176)

Net increase in net assets resulting from capital share transactions		36,694,297		59,503,242

Total increase in net assets		67,194,965		31,064,297

Net assets
Beginning of period		212,685,443		181,621,146

End of period		$279,880,408		$212,685,443

Undistributed net investment income		$1,010,847		$506,259

[1]	For the period from March 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2060 Fund
	Six months ended August 31, 2016 (unaudited)		Year ended February 29, 2016[1]

Operations
Net investment income		$40,999		$9,249
Net realized gains (losses) on investments		42,373		(83,369)
Net change in unrealized gains (losses) on investments		357,226		(56,163)

Net increase (decrease) in net assets resulting from operations		440,598		(130,283)

Distributions to shareholders from
Net investment income
Class A		(866)		(1,105)
Class C		(1,272)		0
Class R		(1,661)		(981)
Class R4		(1,185)		0
Class R6		(4,357)		(1,057)
Administrator Class		(4,055)		(2,524)

Total distributions to shareholders		(13,396)		(5,667)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	25,720	248,025	11,519	113,979
Class C	3,087	29,333	19,544	190,494
Class R	2,644	26,154	10,000	100,000
Class R4	331,622	3,318,293	39,373	372,597
Class R6	646,794	6,457,652	64,296	622,396
Administrator Class	293,554	2,898,256	58,746	570,470

		12,977,713		1,969,936

Reinvestment of distributions
Class A	93	866	120	1,105
Class C	136	1,272	0	0
Class R	180	1,661	106	981
Class R4	125	1,185	0	0
Class R6	456	4,330	113	1,057
Administrator Class	432	4,055	272	2,524

		13,369		5,667

Payment for shares redeemed
Class A	(10,493)	(103,621)	(300)	(2,643)
Class C	(35)	(329)	(101)	(947)
Class R	(2)	(24)	0	0
Class R4	(21,484)	(216,027)	(17,654)	(166,114)
Class R6	(30,781)	(308,776)	(378)	(3,576)
Administrator Class	(32,266)	(322,537)	(18,632)	(176,713)

		(951,314)		(349,993)

Net increase in net assets resulting from capital share transactions		12,039,768		1,625,610

Total increase in net assets		12,466,970		1,489,660

Net assets
Beginning of period		1,489,660		0

End of period		$13,956,630		$1,489,660

Undistributed net investment income		$29,886		$2,283

[1]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

60	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$10.41	0.06		0.42	0.00	0.00	$10.89
Year ended February 29, 2016	$10.81	0.10	[4]	(0.29)	(0.03)	(0.18)	$10.41
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)	$10.86
Class B
Six months ended August 31, 2016 (unaudited)	$10.84	0.02	[4]	0.43	0.00	0.00	$11.29
Year ended February 29, 2016	$11.29	0.02	[4]	(0.29)	0.00	(0.18)	$10.84
Year ended February 28, 2015	$11.30	0.06	[4]	0.06	(0.02)	(0.11)	$11.29
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)	$11.30
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)	$11.26
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)	$11.22
Class C
Six months ended August 31, 2016 (unaudited)	$10.63	0.02	[4]	0.42	0.00	0.00	$11.07
Year ended February 29, 2016	$11.08	0.02	[4]	(0.29)	0.00	(0.18)	$10.63
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)	$11.11
Class R
Six months ended August 31, 2016 (unaudited)	$10.39	0.04		0.42	0.00	0.00	$10.85
Year ended February 29, 2016	$10.80	0.07		(0.29)	(0.01)	(0.18)	$10.39
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Six months ended August 31, 2016 (unaudited)	$10.65	0.08	[4]	0.43	0.00	0.00	$11.16
Year ended February 29, 2016	$11.06	0.14		(0.30)	(0.07)	(0.18)	$10.65
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$10.64	0.10		0.41	0.00	0.00	$11.15
Year ended February 29, 2016	$11.05	0.15		(0.29)	(0.09)	(0.18)	$10.64
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)	$11.09
Administrator Class
Six months ended August 31, 2016 (unaudited)	$10.63	0.07		0.42	0.00	0.00	$11.12
Year ended February 29, 2016	$11.03	0.12	[4]	(0.29)	(0.05)	(0.18)	$10.63
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)	$11.07

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.15%	0.15%	0.16%	0.18%		0.25%		0.25%
Class B	0.14	0.11	0.16	0.18		0.25		0.25
Class C	0.15	0.15	0.16	0.18		0.25		0.25
Class R	0.16	0.14	0.16	0.18	[5]	N/A		N/A
Class R4	0.15	0.15	0.16	0.18		0.25	[6]	N/A
Class R6[7]	0.15	0.15	0.16	0.18		0.25		0.25
Administrator Class	0.15	0.15	0.16	0.18		0.25		0.25

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.08%	0.85%	0.76%	4.61%	16%	$66,058
0.98%	0.86%	0.77%	(1.74)%	36%	$66,656
1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815
1.69%	1.08%	0.96%	5.47%	46%	$21,822

0.32%	1.54%	1.50%	4.15%	16%	$2
0.21%	1.56%	1.52%	(2.39)%	36%	$3
0.54%	1.71%	1.56%	1.03%	42%	$11
0.62%	1.76%	1.61%	1.90%	40%	$51
0.66%	1.82%	1.71%	1.39%	39%	$108
0.97%	1.82%	1.70%	4.73%	46%	$242

0.33%	1.60%	1.51%	4.14%	16%	$3,079
0.19%	1.63%	1.53%	(2.44)%	36%	$2,763
0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945
0.94%	1.83%	1.71%	4.81%	46%	$5,100

0.81%	1.11%	1.01%	4.43%	16%	$31
0.69%	1.12%	1.02%	(2.00)%	36%	$29
1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.39%	0.57%	0.45%	4.79%	16%	$272,489
1.27%	0.59%	0.45%	(1.40)%	36%	$271,674
1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.54%	0.42%	0.30%	4.79%	16%	$235,630
1.42%	0.43%	0.30%	(1.25)%	36%	$243,820
1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576
2.20%	0.65%	0.45%	6.09%	46%	$700,645

1.19%	0.77%	0.65%	4.61%	16%	$59,475
1.07%	0.78%	0.65%	(1.56)%	36%	$61,887
1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771
1.84%	0.92%	0.80%	5.74%	46%	$121,886

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$12.26	0.08		0.54	(0.04)	0.00	$12.84
Year ended February 29, 2016	$13.16	0.14	[4]	(0.40)	(0.06)	(0.58)	$12.26
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31	(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)	$13.30
Year ended February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00	$13.26
Class B
Six months ended August 31, 2016 (unaudited)	$12.43	0.03	[4]	0.55	(0.01)	0.00	$13.00
Year ended February 29, 2016	$13.38	0.04	[4]	(0.39)	(0.02)	(0.58)	$12.43
Year ended February 28, 2015	$13.49	0.09	[4]	0.10	(0.03)	(0.27)	$13.38
Year ended February 28, 2014	$13.43	0.08	[4]	0.32	(0.04)	(0.30)	$13.49
Year ended February 28, 2013	$13.37	0.09	[4]	0.19	(0.09)	(0.13)	$13.43
Year ended February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00	$13.37
Class C
Six months ended August 31, 2016 (unaudited)	$12.42	0.03		0.55	(0.01)	0.00	$12.99
Year ended February 29, 2016	$13.36	0.04	[4]	(0.40)	0.00	(0.58)	$12.42
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31	(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)	$13.48
Year ended February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00	$13.44
Class R
Six months ended August 31, 2016 (unaudited)	$12.19	0.06		0.54	(0.03)	0.00	$12.76
Year ended February 29, 2016	$13.11	0.11	[4]	(0.41)	(0.04)	(0.58)	$12.19
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58	(0.18)	(0.30)	$13.28
Class R4
Six months ended August 31, 2016 (unaudited)	$12.38	0.10	[4]	0.55	(0.05)	0.00	$12.98
Year ended February 29, 2016	$13.30	0.18	[4]	(0.41)	(0.11)	(0.58)	$12.38
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31	(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00 [7]	(0.08)	(0.13)	$13.43
Class R6[8]
Six months ended August 31, 2016 (unaudited)	$12.37	0.11		0.55	(0.06)	0.00	$12.97
Year ended February 29, 2016	$13.29	0.19		(0.40)	(0.13)	(0.58)	$12.37
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32	(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)	$13.43
Year ended February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00	$13.39
Administrator Class
Six months ended August 31, 2016 (unaudited)	$12.39	0.08		0.55	(0.04)	0.00	$12.98
Year ended February 29, 2016	$13.29	0.16	[4]	(0.41)	(0.07)	(0.58)	$12.39
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32	(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)	$13.42
Year ended February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00	$13.38

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.15%	0.15%	0.16%	0.19%		0.26%		0.26%
Class B	0.14	0.14	0.16	0.19		0.26		0.26
Class C	0.15	0.15	0.16	0.19		0.26		0.26
Class R	0.16	0.15	0.16	0.19	[5]	N/A		N/A
Class R4	0.15	0.15	0.16	0.19		0.26	[6]	N/A
Class R6[8]	0.15	0.15	0.16	0.19		0.26		0.26
Administrator Class	0.15	0.15	0.16	0.19		0.26		0.26

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.18%	0.86%	0.78%	5.06%	16%	$66,216
1.11%	0.88%	0.79%	(1.99)%	36%	$67,826
1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462
1.63%	1.08%	0.99%	5.05%	43%	$39,691

0.43%	1.59%	1.53%	4.65%	16%	$30
0.34%	1.59%	1.53%	(2.61)%	36%	$31
0.69%	1.74%	1.58%	1.42%	41%	$11
0.62%	1.77%	1.63%	3.05%	40%	$118
0.67%	1.83%	1.74%	2.12%	37%	$341
0.90%	1.83%	1.74%	4.35%	43%	$748

0.43%	1.61%	1.53%	4.69%	16%	$2,007
0.34%	1.65%	1.55%	(2.69)%	36%	$1,984
0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269
0.88%	1.83%	1.74%	4.28%	43%	$3,323

0.93%	1.12%	1.03%	4.94%	16%	$54
0.84%	1.16%	1.05%	(2.27)%	36%	$52
1.09%	1.27%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.49%	0.58%	0.47%	5.27%	16%	$60,999
1.42%	0.61%	0.47%	(1.73)%	36%	$70,528
1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.64%	0.43%	0.32%	5.33%	16%	$173,261
1.57%	0.45%	0.32%	(1.59)%	36%	$200,168
1.88%	0.51%	0.38%	2.71%	41%	$184,812
1.89%	0.57%	0.48%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113
2.14%	0.65%	0.48%	5.61%	43%	$563,343

1.29%	0.78%	0.67%	5.12%	16%	$84,675
1.22%	0.80%	0.67%	(1.83)%	36%	$91,381
1.53%	0.86%	0.67%	2.26%	41%	$168,185
1.55%	0.92%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045
1.79%	0.93%	0.83%	5.25%	43%	$190,863

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$9.87	0.08		0.58	(0.04)	0.00	$10.49
Year ended February 29, 2016	$10.40	0.15		(0.41)	(0.09)	(0.18)	$9.87
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Six months ended August 31, 2016 (unaudited)	$10.01	0.07		0.58	(0.03)	0.00	$10.63
Year ended February 29, 2016	$10.55	0.13		(0.42)	(0.07)	(0.18)	$10.01
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Six months ended August 31, 2016 (unaudited)	$9.91	0.09		0.58	(0.05)	0.00	$10.53
Year ended February 29, 2016	$10.43	0.18		(0.41)	(0.11)	(0.18)	$9.91
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$9.90	0.11		0.58	(0.06)	0.00	$10.53
Year ended February 29, 2016	$10.42	0.20		(0.42)	(0.12)	(0.18)	$9.90
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)	$9.98
Administrator Class
Six months ended August 31, 2016 (unaudited)	$10.02	0.08		0.60	(0.05)	0.00	$10.65
Year ended February 29, 2016	$10.55	0.16		(0.42)	(0.09)	(0.18)	$10.02
Year ended February 28, 2015	$10.52	0.17		0.14	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)	$10.10

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.26%[5]		N/A
Class R	0.16	0.16	0.16	0.19	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.26	[5]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.26		0.26%
Administrator Class	0.16	0.16	0.16	0.19		0.26		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.55%	0.86%	0.79%	6.71%	15%	$71,977
1.55%	0.85%	0.79%	(2.54)%	36%	$74,807
1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.30%	1.11%	1.04%	6.55%	15%	$45
1.25%	1.14%	1.06%	(2.78)%	36%	$42
1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.86%	0.58%	0.48%	6.79%	15%	$118,271
1.83%	0.59%	0.48%	(2.22)%	36%	$127,503
1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

2.01%	0.43%	0.33%	6.95%	15%	$362,466
1.97%	0.44%	0.33%	(2.12)%	36%	$367,041
1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945
2.05%	0.65%	0.49%	5.06%	40%	$536,453

1.66%	0.78%	0.68%	6.75%	15%	$116,041
1.54%	0.78%	0.68%	(2.45)%	36%	$122,329
1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125
1.70%	0.92%	0.84%	4.74%	40%	$84,759

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$14.19	0.12		0.98	(0.06)	0.00	$15.23
Year ended February 29, 2016	$15.24	0.22	[4]	(0.81)	(0.10)	(0.36)	$14.19
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)	$14.25
Class B
Six months ended August 31, 2016 (unaudited)	$14.18	0.06	[4]	0.98	(0.02)	0.00	$15.20
Year ended February 29, 2016	$15.25	0.11	[4]	(0.80)	(0.02)	(0.36)	$14.18
Year ended February 28, 2015	$15.13	0.09	[4]	0.32	(0.04)	(0.25)	$15.25
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)	$15.13
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)	$14.47
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)	$14.16
Class C
Six months ended August 31, 2016 (unaudited)	$14.10	0.06		0.98	(0.03)	0.00	$15.11
Year ended February 29, 2016	$15.16	0.11	[4]	(0.79)	(0.02)	(0.36)	$14.10
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)	$14.20
Class R
Six months ended August 31, 2016 (unaudited)	$14.14	0.10		0.98	(0.05)	0.00	$15.17
Year ended February 29, 2016	$15.18	0.17	[4]	(0.79)	(0.06)	(0.36)	$14.14
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Six months ended August 31, 2016 (unaudited)	$14.44	0.14		1.01	(0.08)	0.00	$15.51
Year ended February 29, 2016	$15.50	0.26		(0.81)	(0.15)	(0.36)	$14.44
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$14.43	0.15		1.01	(0.08)	0.00	$15.51
Year ended February 29, 2016	$15.50	0.27		(0.80)	(0.18)	(0.36)	$14.43
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)	$14.47
Administrator Class
Six months ended August 31, 2016 (unaudited)	$14.40	0.13		1.00	(0.07)	0.00	$15.46
Year ended February 29, 2016	$15.46	0.23		(0.81)	(0.12)	(0.36)	$14.40
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)	$14.44

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.26%		0.26%
Class B	0.15	0.16	0.16	0.19		0.26		0.26
Class C	0.16	0.16	0.16	0.19		0.26		0.26
Class R	0.16	0.16	0.16	0.19	[5]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.26	[6]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.26		0.26
Administrator Class	0.16	0.16	0.16	0.19		0.26		0.26

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.59%	0.84%	0.81%	7.78%	14%	$236,275
1.49%	0.86%	0.82%	(3.86)%	34%	$230,667
1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720
1.45%	1.05%	1.01%	3.97%	35%	$74,955

0.85%	1.56%	1.56%	7.36%	14%	$33
0.74%	1.63%	1.58%	(4.55)%	34%	$40
0.61%	1.70%	1.61%	2.74%	36%	$108
0.58%	1.74%	1.66%	7.34%	35%	$238
0.63%	1.81%	1.76%	4.27%	32%	$599
0.78%	1.80%	1.76%	3.11%	35%	$1,048

0.84%	1.59%	1.56%	7.38%	14%	$6,878
0.74%	1.62%	1.58%	(4.50)%	34%	$6,355
0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514
0.68%	1.81%	1.76%	3.14%	35%	$4,600

1.34%	1.09%	1.06%	7.66%	14%	$475
1.25%	1.14%	1.08%	(4.08)%	34%	$409
1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

1.90%	0.56%	0.50%	7.95%	14%	$404,139
1.82%	0.58%	0.50%	(3.52)%	34%	$408,501
1.72%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

2.04%	0.41%	0.35%	8.07%	14%	$1,327,175
1.97%	0.43%	0.35%	(3.42)%	34%	$1,116,419
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
1.95%	0.63%	0.50%	4.47%	35%	$1,540,045

1.70%	0.76%	0.70%	7.84%	14%	$513,090
1.62%	0.77%	0.70%	(3.72)%	34%	$526,327
1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261
1.63%	0.90%	0.85%	4.17%	35%	$468,494

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$9.77	0.08		0.83	(0.05)	0.00	$10.63
Year ended February 29, 2016	$10.69	0.14	[4]	(0.73)	(0.08)	(0.25)	$9.77
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[5]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Six months ended August 31, 2016 (unaudited)	$9.79	0.07	[4]	0.82	(0.04)	0.00	$10.64
Year ended February 29, 2016	$10.71	0.13		(0.73)	(0.07)	(0.25)	$9.79
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[6]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Six months ended August 31, 2016 (unaudited)	$9.80	0.10		0.83	(0.06)	0.00	$10.67
Year ended February 29, 2016	$10.72	0.18		(0.73)	(0.12)	(0.25)	$9.80
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[5]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$9.80	0.11		0.81	(0.06)	0.00	$10.66
Year ended February 29, 2016	$10.71	0.20		(0.73)	(0.13)	(0.25)	$9.80
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Year ended February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)	(0.23)	$9.71
Administrator Class
Six months ended August 31, 2016 (unaudited)	$9.82	0.09		0.82	(0.05)	0.00	$10.68
Year ended February 29, 2016	$10.74	0.16		(0.73)	(0.09)	(0.25)	$9.82
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)	$9.98
Year ended February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)	(0.23)	$9.74

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.26%[5]		N/A
Class R	0.16	0.16	0.16	0.19	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.26	[5]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.26		0.26%
Administrator Class	0.16	0.16	0.16	0.19		0.26		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.62%	0.84%	0.81%	9.30%	12%	$172,919
1.40%	0.84%	0.81%	(5.56)%	32%	$175,373
1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.40%	1.09%	1.06%	9.07%	12%	$619
1.20%	1.13%	1.08%	(5.72)%	32%	$830
0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

1.93%	0.56%	0.50%	9.49%	12%	$265,135
1.78%	0.58%	0.50%	(5.26)%	32%	$279,663
1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

2.08%	0.41%	0.35%	9.44%	12%	$1,554,978
1.92%	0.43%	0.35%	(5.02)%	32%	$1,416,984
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
1.83%	0.64%	0.50%	3.77%	31%	$1,431,120

1.73%	0.76%	0.70%	9.30%	12%	$321,923
1.58%	0.77%	0.70%	(5.45)%	32%	$298,492
1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593
1.47%	0.91%	0.85%	3.49%	31%	$111,673

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$15.17	0.14		1.49	0.00	0.00	$16.80
Year ended February 29, 2016	$16.97	0.21	[4]	(1.44)	(0.14)	(0.43)	$15.17
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)	$14.74
Class B
Six months ended August 31, 2016 (unaudited)	$14.95	0.08	[4]	1.47	0.00	0.00	$16.50
Year ended February 29, 2016	$16.75	0.10	[4]	(1.42)	(0.05)	(0.43)	$14.95
Year ended February 28, 2015	$16.36	0.09	[4]	0.66	(0.02)	(0.34)	$16.75
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)	$16.36
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)	$15.08
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)	$14.49
Class C
Six months ended August 31, 2016 (unaudited)	$14.79	0.07		1.46	0.00	0.00	$16.32
Year ended February 29, 2016	$16.58	0.10		(1.41)	(0.05)	(0.43)	$14.79
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)	$14.45
Class R
Six months ended August 31, 2016 (unaudited)	$15.14	0.11		1.49	0.00	0.00	$16.74
Year ended February 29, 2016	$16.95	0.18		(1.44)	(0.12)	(0.43)	$15.14
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Six months ended August 31, 2016 (unaudited)	$15.38	0.17		1.51	0.00	0.00	$17.06
Year ended February 29, 2016	$17.20	0.28		(1.47)	(0.20)	(0.43)	$15.38
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$15.37	0.18		1.51	0.00	0.00	$17.06
Year ended February 29, 2016	$17.19	0.30		(1.46)	(0.23)	(0.43)	$15.37
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)	$14.91
Administrator Class
Six months ended August 31, 2016 (unaudited)	$15.37	0.15		1.51	0.00	0.00	$17.03
Year ended February 29, 2016	$17.19	0.25		(1.47)	(0.17)	(0.43)	$15.37
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)	$14.91

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.27%		0.27%
Class B	0.15	0.16	0.16	0.19		0.27		0.27
Class C	0.16	0.16	0.16	0.19		0.27		0.27
Class R	0.16	0.16	0.16	0.19	[5]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.27	[6]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.27		0.27
Administrator Class	0.16	0.16	0.16	0.19		0.27		0.27

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)				Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)[3]
Net investment income		Gross expenses[1]	Net expenses[1]

1.63%		0.84%	0.82%	10.74%	9%	$238,877
1.32%		0.86%	0.83%	(7.37)%	30%	$227,928
1.22%		0.95%	0.87%	5.44%	26%	$60,747
1.22%		0.98%	0.91%	13.52%	29%	$65,634
1.29%		1.06%	1.02%	7.28%	25%	$60,857
1.21%		1.06%	1.02%	2.27%	26%	$60,087

1.02%		1.57%	1.57%	10.37%	9%	$20
0.65%		1.62%	1.59%	(8.03)%	30%	$81
0.53%		1.70%	1.62%	4.64%	26%	$117
0.50%		1.74%	1.67%	12.65%	29%	$290
0.57%		1.81%	1.77%	6.54%	25%	$463
0.50%		1.81%	1.77%	1.43%	26%	$872

0.88%		1.59%	1.57%	10.34%	9%	$4,946
0.63%		1.63%	1.59%	(8.05)%	30%	$4,662
0.45%		1.70%	1.62%	4.67%	26%	$5,020
0.47%		1.73%	1.66%	12.64%	29%	$4,097
0.53%		1.82%	1.77%	6.52%	25%	$3,465
0.45%		1.82%	1.77%	1.47%	26%	$3,120

1.38%		1.09%	1.07%	10.57%	9%	$951
1.11%		1.12%	1.08%	(7.57)%	30%	$853
0.72	[4]%	1.22%	1.12%	5.15%	26%	$603
0.87%		1.22%	1.12%	12.19%	29%	$28

1.94%		0.56%	0.51%	10.92%	9%	$511,277
1.73%		0.58%	0.51%	(7.07)%	30%	$513,864
1.57%		0.62%	0.51%	5.82%	26%	$897,425
1.53%		0.63%	0.51%	13.99%	29%	$850,913
1.35%		0.73%	0.51%	5.34%	25%	$19,568

2.09%		0.41%	0.36%	11.00%	9%	$1,414,234
1.85%		0.43%	0.36%	(6.93)%	30%	$1,284,324
1.72%		0.47%	0.36%	6.04%	26%	$1,185,077
1.76%		0.53%	0.41%	14.08%	29%	$1,049,122
1.80%		0.64%	0.51%	7.82%	25%	$1,478,163
1.71%		0.64%	0.51%	2.78%	26%	$1,335,729

1.75%		0.76%	0.71%	10.80%	9%	$512,115
1.52%		0.77%	0.71%	(7.27)%	30%	$498,554
1.38%		0.79%	0.71%	5.61%	26%	$643,336
1.38%		0.82%	0.75%	13.74%	29%	$685,421
1.43%		0.91%	0.86%	7.46%	25%	$572,735
1.37%		0.91%	0.86%	2.41%	26%	$395,067

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$9.89	0.09		1.10	(0.05)	0.00	$11.03
Year ended February 29, 2016	$11.32	0.15		(1.18)	(0.11)	(0.29)	$9.89
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Six months ended August 31, 2016 (unaudited)	$9.95	0.07		1.11	(0.04)	0.00	$11.09
Year ended February 29, 2016	$11.39	0.11		(1.17)	(0.09)	(0.29)	$9.95
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Six months ended August 31, 2016 (unaudited)	$9.91	0.10		1.11	(0.07)	0.00	$11.05
Year ended February 29, 2016	$11.33	0.18		(1.17)	(0.14)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$9.91	0.11		1.10	(0.07)	0.00	$11.05
Year ended February 29, 2016	$11.33	0.19		(1.16)	(0.16)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Year ended February 29, 2012	$9.61	0.15	[5]	0.02	(0.14)	(0.14)	$9.50
Administrator Class
Six months ended August 31, 2016 (unaudited)	$9.94	0.09	[5]	1.11	(0.06)	0.00	$11.08
Year ended February 29, 2016	$11.37	0.16		(1.18)	(0.12)	(0.29)	$9.94
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02
Year ended February 29, 2012	$9.65	0.12	[5]	0.01	(0.11)	(0.14)	$9.53

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.17%	0.16%	0.19%		0.27%[4]		N/A
Class R	0.16	0.17	0.16	0.19	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.27	[4]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.27		0.27%
Administrator Class	0.16	0.16	0.16	0.19		0.27		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.65%	0.84%	0.83%	12.07%	7%	$146,577
1.19%	0.84%	0.83%	(9.28)%	28%	$142,817
1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

1.36%	1.10%	1.08%	11.90%	7%	$145
1.02%	1.13%	1.09%	(9.48)%	28%	$73
0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.96%	0.56%	0.52%	12.22%	7%	$223,309
1.66%	0.59%	0.52%	(8.92)%	28%	$228,810
1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

2.10%	0.42%	0.37%	12.30%	7%	$808,899
1.80%	0.44%	0.37%	(8.78)%	28%	$714,884
1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345
1.60%	0.66%	0.52%	1.96%	22%	$481,784

1.76%	0.77%	0.72%	12.08%	7%	$202,844
1.46%	0.78%	0.72%	(9.17)%	28%	$182,599
1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860
1.26%	0.93%	0.87%	1.55%	22%	$77,039

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$16.74	0.16		2.03	(0.10)	0.00	$18.83
Year ended February 29, 2016	$19.53	0.22	[4]	(2.27)	(0.20)	(0.54)	$16.74
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)	$16.07
Class B
Six months ended August 31, 2016 (unaudited)	$15.97	0.08	[4]	1.95	(0.03)	0.00	$17.97
Year ended February 29, 2016	$18.68	0.09	[4]	(2.19)	(0.07)	(0.54)	$15.97
Year ended February 28, 2015	$18.06	0.09	[4]	1.01	(0.02)	(0.46)	$18.68
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)	$18.06
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)	$16.18
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)	$15.36
Class C
Six months ended August 31, 2016 (unaudited)	$15.71	0.08	[4]	1.91	(0.04)	0.00	$17.66
Year ended February 29, 2016	$18.38	0.09	[4]	(2.15)	(0.07)	(0.54)	$15.71
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)	$15.26
Class R
Six months ended August 31, 2016 (unaudited)	$16.69	0.13		2.03	(0.08)	0.00	$18.77
Year ended February 29, 2016	$19.51	0.18		(2.28)	(0.18)	(0.54)	$16.69
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[6]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Six months ended August 31, 2016 (unaudited)	$17.09	0.18		2.09	(0.12)	0.00	$19.24
Year ended February 29, 2016	$19.93	0.28		(2.32)	(0.26)	(0.54)	$17.09
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$17.09	0.20		2.09	(0.14)	0.00	$19.24
Year ended February 29, 2016	$19.93	0.32		(2.33)	(0.29)	(0.54)	$17.09
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)	$16.37
Administrator Class
Six months ended August 31, 2016 (unaudited)	$17.07	0.17		2.07	(0.11)	0.00	$19.20
Year ended February 29, 2016	$19.89	0.27		(2.33)	(0.22)	(0.54)	$17.07
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)	$16.34

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.16%	0.16%	0.19%		0.27%		0.27%
Class B	0.16	0.16	0.16	0.19		0.27		0.27
Class C	0.16	0.16	0.16	0.19		0.27		0.27
Class R	0.16	0.17	0.16	0.19	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.27	[6]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.27		0.27
Administrator Class	0.16	0.16	0.16	0.19		0.27		0.27

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.66%	0.84%	0.83%	13.11%	6%	$216,659
1.23%	0.87%	0.84%	(10.72)%	27%	$202,038
1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836
1.06%	1.08%	1.03%	0.85%	20%	$103,841

0.93%	1.59%	1.58%	12.72%	6%	$69
0.54%	1.63%	1.60%	(11.41)%	27%	$88
0.49%	1.70%	1.63%	6.20%	18%	$87
0.42%	1.75%	1.68%	16.63%	25%	$344
0.54%	1.83%	1.78%	8.15%	20%	$747
0.34%	1.83%	1.78%	0.12%	20%	$1,564

0.92%	1.59%	1.58%	12.70%	6%	$4,781
0.54%	1.63%	1.60%	(11.39)%	27%	$4,621
0.35%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040
0.30%	1.83%	1.78%	0.14%	20%	$3,623

1.41%	1.09%	1.08%	12.99%	6%	$351
0.97%	1.12%	1.09%	(10.96)%	27%	$289
0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.97%	0.56%	0.52%	13.35%	6%	$384,953
1.64%	0.59%	0.52%	(10.45)%	27%	$385,259
1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

2.12%	0.41%	0.37%	13.43%	6%	$1,055,550
1.75%	0.43%	0.37%	(10.32)%	27%	$929,672
1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528
1.55%	0.65%	0.52%	1.37%	20%	$846,499

1.78%	0.76%	0.72%	13.15%	6%	$329,594
1.42%	0.78%	0.72%	(10.56)%	27%	$320,415
1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567
1.22%	0.92%	0.87%	1.00%	20%	$256,378

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$10.07	0.09	[4]	1.30	(0.06)	0.00	$11.40
Year ended February 29, 2016	$11.85	0.16		(1.52)	(0.13)	(0.29)	$10.07
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Six months ended August 31, 2016 (unaudited)	$10.19	0.08		1.31	(0.05)	0.00	$11.53
Year ended February 29, 2016	$11.97	0.11		(1.51)	(0.09)	(0.29)	$10.19
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Six months ended August 31, 2016 (unaudited)	$10.11	0.11		1.31	(0.08)	0.00	$11.45
Year ended February 29, 2016	$11.89	0.18		(1.51)	(0.16)	(0.29)	$10.11
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$10.10	0.12		1.29	(0.08)	0.00	$11.43
Year ended February 29, 2016	$11.87	0.19		(1.49)	(0.18)	(0.29)	$10.10
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)	$9.55
Administrator Class
Six months ended August 31, 2016 (unaudited)	$10.16	0.10		1.31	(0.07)	0.00	$11.50
Year ended February 29, 2016	$11.94	0.16		(1.51)	(0.14)	(0.29)	$10.16
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)	$9.59

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.17%	0.16%	0.19%		0.27%[5]		N/A
Class R	0.16	0.16	0.16	0.19	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.19		0.27	[5]	N/A
Class R6[7]	0.16	0.16	0.16	0.19		0.27		0.27%
Administrator Class	0.16	0.16	0.16	0.19		0.27		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.68%	0.86%	0.83%	13.86%	4%	$81,586
1.09%	0.86%	0.83%	(11.70)%	26%	$77,062
0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

1.43%	1.10%	1.08%	13.69%	4%	$37
1.01%	1.14%	1.09%	(11.84)%	26%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.99%	0.57%	0.52%	14.08%	4%	$134,226
1.61%	0.60%	0.52%	(11.41)%	26%	$131,789
1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

2.13%	0.43%	0.37%	14.07%	4%	$481,997
1.73%	0.45%	0.37%	(11.21)%	26%	$407,094
1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476
1.51%	0.67%	0.52%	1.16%	19%	$215,067

1.78%	0.78%	0.72%	13.91%	4%	$124,541
1.39%	0.79%	0.72%	(11.55)%	26%	$108,091
1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590
1.18%	0.94%	0.87%	0.85%	19%	$39,964

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$9.61	0.09		1.26	(0.06)	0.00	$10.90
Year ended February 29, 2016	$11.34	0.11	[4]	(1.44)	(0.12)	(0.28)	$9.61
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Six months ended August 31, 2016 (unaudited)	$9.58	0.05		1.26	(0.03)	0.00	$10.86
Year ended February 29, 2016	$11.30	0.06		(1.46)	(0.04)	(0.28)	$9.58
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Six months ended August 31, 2016 (unaudited)	$9.63	0.07		1.27	(0.05)	0.00	$10.92
Year ended February 29, 2016	$11.37	0.11		(1.47)	(0.10)	(0.28)	$9.63
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Six months ended August 31, 2016 (unaudited)	$9.64	0.10	[4]	1.28	(0.08)	0.00	$10.94
Year ended February 29, 2016	$11.38	0.17		(1.48)	(0.15)	(0.28)	$9.64
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$9.64	0.11		1.27	(0.08)	0.00	$10.94
Year ended February 29, 2016	$11.37	0.18		(1.46)	(0.17)	(0.28)	$9.64
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)	$9.20
Administrator Class
Six months ended August 31, 2016 (unaudited)	$9.61	0.09		1.28	(0.07)	0.00	$10.91
Year ended February 29, 2016	$11.34	0.15		(1.47)	(0.13)	(0.28)	$9.61
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)	$9.70
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)	$9.18

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.17%	0.16%	0.21%		0.27%[5]		N/A
Class C	0.16	0.16	0.16	0.21		0.27	[5]	N/A
Class R	0.18	0.19	0.16	0.21	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.21		0.27	[5]	N/A
Class R6[7]	0.16	0.16	0.16	0.21		0.27		0.27%
Administrator Class	0.16	0.16	0.16	0.21		0.27		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.68%	0.84%	0.83%	14.10%	4%	$63,052
1.05%	0.86%	0.83%	(11.93)%	26%	$58,749
0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.93%	1.59%	1.58%	13.66%	4%	$1,028
0.49%	1.64%	1.60%	(12.56)%	26%	$894
0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

1.41%	1.12%	1.08%	13.98%	4%	$48
1.00%	1.17%	1.10%	(12.21)%	26%	$32
0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.99%	0.56%	0.52%	14.33%	4%	$229,819
1.61%	0.59%	0.52%	(11.72)%	26%	$219,157
1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

2.14%	0.41%	0.37%	14.40%	4%	$937,043
1.72%	0.44%	0.37%	(11.51)%	26%	$806,152
1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088
1.53%	0.66%	0.52%	1.11%	19%	$651,308

1.79%	0.76%	0.72%	14.27%	4%	$202,623
1.39%	0.78%	0.72%	(11.86)%	26%	$185,008
1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212
1.18%	0.93%	0.87%	0.81%	19%	$89,984

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$11.56	0.11		1.51	(0.08)	0.00	$13.10
Year ended February 29, 2016	$13.28	0.14	[4]	(1.71)	(0.12)	(0.03)	$11.56
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.13)	(0.15)	$12.63
Year ended February 28, 2013[5]	$10.19	0.03	[4]	0.72	(0.04)	0.00	$10.90
Class R
Six months ended August 31, 2016 (unaudited)	$11.45	0.09		1.51	(0.08)	0.00	$12.97
Year ended February 29, 2016	$13.16	0.12		(1.71)	(0.09)	(0.03)	$11.45
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65	(0.06)	(0.15)	$12.51
Class R4
Six months ended August 31, 2016 (unaudited)	$11.59	0.12		1.53	(0.10)	0.00	$13.14
Year ended February 29, 2016	$13.32	0.20		(1.74)	(0.16)	(0.03)	$11.59
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90	(0.16)	(0.15)	$12.65
Year ended February 28, 2013[5]	$10.19	0.04	[4]	0.72	(0.04)	0.00	$10.91
Class R6[7]
Six months ended August 31, 2016 (unaudited)	$11.57	0.13		1.53	(0.11)	0.00	$13.12
Year ended February 29, 2016	$13.29	0.21		(1.72)	(0.18)	(0.03)	$11.57
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87	(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83	(0.16)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.08	[4]	0.00 [9]	0.00	0.00	$10.08
Administrator Class
Six months ended August 31, 2016 (unaudited)	$11.57	0.11		1.51	(0.09)	0.00	$13.10
Year ended February 29, 2016	$13.28	0.17		(1.71)	(0.14)	(0.03)	$11.57
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[4]	0.81	(0.11)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.06	[4]	0.00 [9]	0.00	0.00	$10.06

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016	Year ended February 28					Year ended February 29, 2012
			2015	2014		2013

Class A	0.16%	0.17%	0.16%	0.18%		0.27%[5]		N/A
Class R	0.16	0.20	0.16	0.18	[6]	N/A		N/A
Class R4	0.16	0.16	0.16	0.18		0.27	[5]	N/A
Class R6[7]	0.16	0.16	0.16	0.18		0.27		0.27%[8]
Administrator Class	0.16	0.16	0.16	0.18		0.27		0.27	[8]

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

[8]	For the period from June 30, 2011 (commencement of class operations) to February 29, 2012

[9]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	81

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.68%	0.90%	0.83%	14.11%	4%	$10,353
1.15%	0.94%	0.84%	(11.93)%	26%	$8,940
0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

1.40%	1.14%	1.08%	13.98%	4%	$71
0.98%	1.24%	1.09%	(12.16)%	26%	$42
0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.99%	0.62%	0.52%	14.33%	4%	$33,172
1.61%	0.66%	0.52%	(11.70)%	26%	$27,193
1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

2.13%	0.47%	0.37%	14.43%	4%	$214,435
1.72%	0.51%	0.37%	(11.52)%	26%	$161,764
1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345
1.33%	4.06%	0.52%	0.80%	19%	$8,963

1.78%	0.82%	0.72%	14.09%	4%	$21,849
1.37%	0.85%	0.72%	(11.75)%	26%	$14,747
1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739
0.87%	2.14%	0.87%	0.60%	19%	$1,794

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Dow Jones Target Date Funds	Financial highlights

Target 2060 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended August 31, 2016 (unaudited)	$8.84	0.08	[4]	1.14	(0.05)	$10.01
Year ended February 29, 2016[5]	$10.00	0.06		(1.11)	(0.11)	$8.84
Class C
Six months ended August 31, 2016 (unaudited)	$8.90	0.04		1.14	(0.06)	$10.02
Year ended February 29, 2016[5]	$10.00	0.01		(1.11)	0.00	$8.90
Class R
Six months ended August 31, 2016 (unaudited)	$8.84	0.07	[4]	1.11	(0.16)	$9.86
Year ended February 29, 2016[5]	$10.00	0.05		(1.11)	(0.10)	$8.84
Class R4
Six months ended August 31, 2016 (unaudited)	$8.97	0.09	[4]	1.16	(0.03)	$10.19
Year ended February 29, 2016[5]	$10.00	0.08	[4]	(1.11)	0.00	$8.97
Class R6
Six months ended August 31, 2016 (unaudited)	$8.95	0.09	[4]	1.16	(0.04)	$10.16
Year ended February 29, 2016[5]	$10.00	0.09	[4]	(1.12)	(0.02)	$8.95
Administrator Class
Six months ended August 31, 2016 (unaudited)	$8.89	0.08	[4]	1.15	(0.07)	$10.05
Year ended February 29, 2016[5]	$10.00	0.07		(1.12)	(0.06)	$8.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016[5]
Class A	0.16%	0.15%
Class C	0.16	0.16
Class R	0.18	0.17
Class R4	0.16	0.16
Class R6	0.16	0.16
Administrator Class	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	83

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.55%	7.02%	0.83%	13.80%	4%	$267
0.97%	14.47%	0.83%	(10.59)%	26%	$100

0.87%	8.44%	1.58%	13.27%	4%	$227
0.21%	15.14%	1.58%	(11.00)%	26%	$173

1.37%	7.93%	1.08%	13.51%	4%	$128
0.72%	14.73%	1.08%	(10.66)%	26%	$89

1.71%	3.89%	0.52%	13.91%	4%	$3,383
1.29%	14.19%	0.52%	(10.30)%	26%	$195

1.87%	4.09%	0.37%	13.99%	4%	$6,915
1.41%	14.05%	0.37%	(10.30)%	26%	$573

1.54%	4.70%	0.72%	13.84%	4%	$3,037
1.10%	14.35%	0.72%	(10.50)%	26%	$359

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Dow Jones Target 2015 Fund (“Target 2015 Fund” ), Wells Fargo Dow Jones Target 2020 Fund (“Target 2020 Fund” ), Wells Fargo Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Dow Jones Target 2050 Fund (“Target 2050 Fund”), Wells Fargo Dow Jones Target 2055 Fund (“Target 2055 Fund”), and Wells Fargo Dow Jones Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class in the applicable Funds received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the applicable Funds.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios of Wells Fargo Master Trust, a registered open-end management investment company. Each Fund invests in Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”). Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended August 31, 2016 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2016, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund		Target 2060 Fund
Wells Fargo Diversified Fixed Income Portfolio	6%	4%	8%	28%	21%	18%	6%	6%	1%	2%	0	%*	0	%*
Wells Fargo Diversified Stock Portfolio	1	1	2	9	12	18	11	19	9	15	3		0	*
Wells Fargo Short-Term Investment Portfolio	21	10	3	12	12	13	7	10	4	7	1		0	*

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	85

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of February 29, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows:

	No expiration
	Short-term	Long-term
Target 2055 Fund	$244,295	$0
Target 2060 Fund	14,099	24,669

At February 29, 2016, current year deferred post-October capital losses and late-year ordinary losses, which were recognized on the first day of the current fiscal year were as follows:

	Deferred post-October capital losses		Late-year ordinary losses deferred
	Short-term	Long-term
Target Today Fund	$0	$0	$706,386
Target 2010 Fund	0	0	592,599
Target 2015 Fund	0	0	1,163,269
Target 2020 Fund	0	0	1,811,667
Target 2025 Fund	0	0	1,217,250
Target 2030 Fund	0	0	207,630
Target 2055 Fund	2,993,109	3,714,064	0
Target 2060 Fund	19,939	24,169	0

86	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of August 31, 2016, each Fund’s investment in the affiliated Master Portfolios was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio seek to approximate, before fees and expenses, the total return of the respective equity and fixed income portions of its corresponding Dow Jones Global Target Date Index by investing in the securities that comprise the sub-indexes representing the equity and fixed income asset classes, respectively. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. The Short-Term Investment Portfolio seeks to represent the cash component of the Dow Jones Global Target Date Indexes. At August 31, 2016, the affiliated Master Portfolios do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

At August 31, 2016, aggregate fair value of the affiliated Master Portfolios held in each Fund was as follows:

Fair value of affiliated Master Portfolios
Target Today Fund	$638,186,997
Target 2010 Fund	391,798,136
Target 2015 Fund	669,151,282
Target 2020 Fund	2,505,886,694
Target 2025 Fund	2,317,403,999
Target 2030 Fund	2,718,651,683
Target 2035 Fund	1,384,499,732
Target 2040 Fund	2,027,091,411
Target 2045 Fund	823,356,048
Target 2050 Fund	1,452,994,560
Target 2055 Fund	280,280,894
Target 2060 Fund	13,646,240

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase. For the six months ended August 31, 2016, the management fee for each Fund was equivalent to an annual rate of 0.20% of each Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	87

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class
Target Today Fund	0.76%	1.51%	1.51%	1.01%	0.45%	0.30%	0.65%
Target 2010 Fund	0.78	1.53	1.53	1.03	0.47	0.32	0.67
Target 2015 Fund	0.79	N/A	N/A	1.04	0.48	0.33	0.68
Target 2020 Fund	0.81	1.56	1.56	1.06	0.50	0.35	0.70
Target 2025 Fund	0.81	N/A	N/A	1.06	0.50	0.35	0.70
Target 2030 Fund	0.82	1.57	1.57	1.07	0.51	0.36	0.71
Target 2035 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2040 Fund	0.83	1.58	1.58	1.08	0.52	0.37	0.72
Target 2045 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2050 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72
Target 2055 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72
Target 2060 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

88	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six month ended August 31, 2016, Funds Distributor received the following amounts in front-end sales charges.

Front-end sales charges
Class A
Target Today Fund	$338
Target 2010 Fund	63
Target 2015 Fund	339
Target 2020 Fund	539
Target 2025 Fund	185
Target 2030 Fund	1,130
Target 2035 Fund	266
Target 2040 Fund	1,774
Target 2045 Fund	99
Target 2050 Fund	2,264
Target 2055 Fund	608
Target 2060 Fund	716

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2016 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Target Today Fund	$78,888,770	$22,585,295	$55,060,929	$20,675,730
Target 2010 Fund	52,106,575	14,968,055	36,368,123	13,806,249
Target 2015 Fund	104,223,406	30,460,130	72,743,403	29,166,539
Target 2020 Fund	342,866,740	108,459,510	239,306,067	120,523,374
Target 2025 Fund	254,364,725	92,885,255	177,535,511	126,394,950
Target 2030 Fund	219,242,665	99,606,039	153,021,841	167,134,810
Target 2035 Fund	75,084,355	46,400,956	52,405,613	93,824,507
Target 2040 Fund	66,640,473	62,817,377	46,512,151	147,682,979
Target 2045 Fund	15,350,115	24,129,199	10,713,713	62,776,182
Target 2050 Fund	18,757,174	41,596,054	13,091,691	112,766,896
Target 2055 Fund	3,595,433	8,021,132	2,509,456	21,758,029
Target 2060 Fund	175,053	390,531	122,180	1,059,349

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	89

6. BANK BORROWINGS

The Trust is party to a $30,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.175% of the unused balance is allocated to each participating fund. For the six months ended August 31, 2016, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On September 26, 2016, the Funds declared distributions from net investment income to shareholders of record on September 23, 2016. The per share amounts payable on September 27, 2016 were as follows:

Net investment income	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund
Class A	$0.03195	$0.03235	$0.04784	$0.03306	$0.03568	$0.06576	$0.03833	$0.03745	$0.04234	$0.01993
Class B	0.00684	N/A	0.01663	N/A	N/A	0.03295	N/A	N/A	N/A	N/A
Class C	0.00523	N/A	0.02090	N/A	N/A	0.03319	N/A	0.01786	N/A	0.00035
Class R	0.02445	0.02554	0.03840	0.02679	0.03012	0.05485	0.03193	0.03264	0.03599	0.01499
Class R4	0.04186	0.04060	0.05973	0.04163	0.04468	0.08014	0.04704	0.04585	0.05283	0.02714
Class R6	0.04709	0.04459	0.06569	0.04555	0.04871	0.08774	0.05115	0.05007	0.05743	0.02971
Administrator Class	0.03503	0.03454	0.05114	0.03566	0.03829	0.06985	0.04039	0.04004	0.04554	0.02349

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

90	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 26.40%
FHLB	0.88-6.00%	9-8-2017 to 11-1-2043	$99,858,099	$105,591,908	1.81%
FHLMC	0.75-6.75	12-1-2016 to 9-14-2046	298,568,649	317,897,176	5.46
FHLMC	2.50	5-1-2031	12,710,547	13,152,162	0.23
FHLMC	3.00	8-1-2045	11,672,034	12,115,254	0.21
FNMA	0.00-7.25	9-1-2016 to 9-14-2046	543,349,651	579,298,977	9.94
FNMA %%	3.00	9-19-2031	13,000,000	13,606,204	0.23
FNMA	3.00	5-1-2046	13,426,898	13,935,459	0.24
FNMA	3.00	8-1-2046	13,988,318	14,518,144	0.25
FNMA %%	3.00	9-14-2046	14,625,000	15,166,581	0.26
FNMA	3.50	1-1-2045	14,197,359	14,956,519	0.26
FNMA	3.50	2-1-2046	12,729,452	13,410,120	0.23
FNMA	3.50	2-1-2046	13,166,070	13,870,085	0.24
GNMA	3.00-7.00	11-15-2023 to 7-20-2046	292,449,085	313,770,318	5.38
GNMA %%	3.00	9-21-2046	16,800,000	17,589,469	0.30
GNMA	3.50	4-20-2043	12,024,236	12,789,651	0.22
GNMA	3.50	4-20-2045	14,167,295	15,148,047	0.26
GNMA	3.50	4-20-2046	15,531,032	16,494,183	0.28
GNMA %%	3.50	9-21-2046	24,075,000	25,544,892	0.44
Other securities				9,587,229	0.16

Total Agency Securities (Cost $1,491,864,872)				1,538,442,378	26.40

Corporate Bonds and Notes: 20.82%

Consumer Discretionary: 1.99%

Auto Components: 0.05%
Other securities				3,180,171	0.05

Automobiles: 0.08%
Other securities				4,754,937	0.08

Diversified Consumer Services: 0.04%
Other securities				2,379,700	0.04

Hotels, Restaurants & Leisure: 0.15%
Other securities				8,950,956	0.15

Household Durables: 0.09%
Other securities				4,988,436	0.09

Internet & Catalog Retail: 0.10%
Other securities				5,776,351	0.10

Leisure Products: 0.01%
Other securities				645,096	0.01

Media: 1.06%
Other securities				61,605,668	1.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Multiline Retail: 0.14%
Other securities				$8,016,351	0.14%

Specialty Retail: 0.25%
Other securities				14,484,445	0.25

Textiles, Apparel & Luxury Goods: 0.02%
Other securities				1,406,443	0.02

Consumer Staples: 2.01%

Beverages: 0.66%
Other securities				38,318,026	0.66

Food & Staples Retailing: 0.55%
Other securities				32,101,544	0.55

Food Products: 0.40%
Other securities				23,150,211	0.40

Household Products: 0.12%
Other securities				6,903,258	0.12

Personal Products: 0.00%
Other securities				270,273	0.00

Tobacco: 0.28%
Other securities				16,380,945	0.28

Energy: 1.77%

Energy Equipment & Services: 0.13%
Other securities				7,411,507	0.13

Oil, Gas & Consumable Fuels: 1.64%
Other securities				95,588,600	1.64

	Interest rate	Maturity date	Principal
Financials: 6.20%

Banks: 2.39%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,270,804	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	843,014	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	829,965	0.01
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,061,915	0.02
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,003,727	0.02
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,540,693	0.04
Wells Fargo & Company (l)	3.00	2-19-2025	1,250,000	1,284,808	0.02
Wells Fargo & Company (l)	3.00	4-22-2026	1,250,000	1,281,340	0.02
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,584,654	0.03
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	786,196	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,067,960	0.02
Wells Fargo & Company (l)	3.90	5-1-2045	600,000	635,458	0.01
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,085,518	0.02

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	4.13%	8-15-2023	$1,000,000	$1,090,789	0.02%
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,389,594	0.02
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,201,227	0.02
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,248,846	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,581,108	0.03
Wells Fargo Bank NA (l)	1.65	1-22-2018	750,000	754,318	0.01
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	449,998	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	552,500	0.01
Other securities				115,471,078	2.00

				139,015,510	2.39

Capital Markets: 1.15%
Other securities				66,936,160	1.15

Consumer Finance: 0.90%
Other securities				52,455,813	0.90

Diversified Financial Services: 0.29%
Other securities				17,171,282	0.29

Insurance: 0.78%
Other securities				45,594,954	0.78

Real Estate Management & Development: 0.01%
Other securities				599,924	0.01

REITs: 0.68%
Other securities				39,603,969	0.68

Thrifts & Mortgage Finance: 0.00%
Other securities				152,361	0.00

Health Care: 2.27%

Biotechnology: 0.61%
Other securities				35,792,601	0.61

Health Care Equipment & Supplies: 0.37%
Other securities				21,315,482	0.37

Health Care Providers & Services: 0.61%
Other securities				35,606,500	0.61

Life Sciences Tools & Services: 0.05%
Other securities				2,788,189	0.05

Pharmaceuticals: 0.63%
Other securities				36,802,450	0.63

Industrials: 1.52%

Aerospace & Defense: 0.43%
Other securities				24,711,551	0.43

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Air Freight & Logistics: 0.11%
Other securities	$6,126,855	0.11%

Airlines: 0.05%
Other securities	3,056,131	0.05

Building Products: 0.00%
Other securities	227,188	0.00

Commercial Services & Supplies: 0.11%
Other securities	6,584,421	0.11

Electrical Equipment: 0.09%
Other securities	5,467,505	0.09

Industrial Conglomerates: 0.10%
Other securities	5,692,743	0.10

Machinery: 0.22%
Other securities	12,615,278	0.22

Professional Services: 0.02%
Other securities	1,160,475	0.02

Road & Rail: 0.33%
Other securities	19,361,475	0.33

Trading Companies & Distributors: 0.06%
Other securities	3,366,066	0.06

Information Technology: 1.71%

Communications Equipment: 0.21%
Other securities	12,201,313	0.21

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,547,658	0.06

Internet Software & Services: 0.04%
Other securities	2,362,059	0.04

IT Services: 0.35%
Other securities	20,247,825	0.35

Semiconductors & Semiconductor Equipment: 0.19%
Other securities	10,825,113	0.19

Software: 0.43%
Other securities	25,010,883	0.43

Technology Hardware, Storage & Peripherals: 0.43%
Other securities	25,336,727	0.43

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Materials: 0.61%

Chemicals: 0.37%
Other securities				$21,473,980	0.37%

Construction Materials: 0.00%
Other securities				133,359	0.00

Containers & Packaging: 0.02%
Other securities				1,194,933	0.02

Metals & Mining: 0.11%
Other securities				6,032,053	0.11

Paper & Forest Products: 0.11%
Other securities				6,439,733	0.11

Telecommunication Services: 0.90%

Diversified Telecommunication Services: 0.89%
Other securities				51,973,130	0.89

Wireless Telecommunication Services: 0.01%
Other securities				635,840	0.01

Utilities: 1.84%

Electric Utilities: 1.37%
Other securities				80,020,411	1.37

Gas Utilities: 0.09%
Other securities				5,045,919	0.09

Independent Power & Renewable Electricity Producers: 0.02%
Other securities				1,014,874	0.02

Multi-Utilities: 0.34%
Other securities				20,105,652	0.34

Water Utilities: 0.02%
Other securities				1,111,994	0.02

Total Corporate Bonds and Notes (Cost $1,119,059,698)				1,213,231,257	20.82

	Interest rate	Maturity date	Principal
Foreign Government Bonds @: 24.63%
France Government Bond (EUR)	0.00-8.50%	10-25-2017 to 5-25-2066	99,875,000	138,987,681	2.38
Italy Buoni Poliennali del Tesoro (EUR)	0.10-9.00	11-1-2017 to 3-1-2047	101,455,000	137,884,341	2.37
Japan Government Ten Year Bond (JPY)	0.10-1.80	9-20-2017 to 6-20-2026	26,139,000,000	264,381,974	4.54
Japan Government Thirty Year Bond (JPY)	1.70-2.90	5-20-2030 to 3-20-2044	6,237,500,000	83,262,831	1.43
Japan Government Twenty Year Bond (JPY)	0.20-3.10	9-20-2017 to 6-20-2036	18,723,500,000	216,243,948	3.71
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	1,150,000,000	13,549,915	0.23

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	1.00-8.00%	9-7-2017 to 7-22-2068	89,270,000	$160,449,911	2.75%
Other securities				420,804,521	7.22

Total Foreign Government Bonds (Cost $1,379,786,537)				1,435,565,122	24.63

U.S. Treasury Securities: 22.98%
U.S. Treasury Bond	2.25-6.63	2-15-2026 to 8-15-2046	$128,150,000	159,549,871	2.74
U.S. Treasury Bond	2.50	2-15-2045	17,750,000	18,746,361	0.32
U.S. Treasury Bond	3.00	11-15-2044	16,600,000	19,320,840	0.33
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	12,667,005	0.22
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	13,279,300	0.23
U.S. Treasury Note	0.63	9-30-2017	14,000,000	13,985,776	0.24
U.S. Treasury Note	0.63-9.13	9-30-2017 to 8-15-2026	564,875,000	582,088,491	9.99
U.S. Treasury Note	1.00	6-30-2019	25,000,000	25,060,550	0.43
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,531,208	0.40
U.S. Treasury Note	1.13	4-30-2020	15,000,000	15,037,500	0.26
U.S. Treasury Note	1.13	2-28-2021	12,500,000	12,475,100	0.21
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,113,904	0.21
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,674,980	0.27
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,156,564	0.21
U.S. Treasury Note	1.50	5-31-2019	22,500,000	22,858,605	0.39
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,680,663	0.22
U.S. Treasury Note	1.63	2-15-2026	14,000,000	14,043,750	0.24
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,715,742	0.53
U.S. Treasury Note	1.75	2-28-2022	15,000,000	15,355,080	0.26
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,759,275	0.22
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,595,008	0.28
U.S. Treasury Note	2.00	2-15-2025	16,500,000	17,097,482	0.29
U.S. Treasury Note	2.00	8-15-2025	13,500,000	13,982,517	0.24
U.S. Treasury Note	2.13	8-31-2020	13,000,000	13,505,271	0.23
U.S. Treasury Note	2.25	11-15-2024	18,500,000	19,526,898	0.34
U.S. Treasury Note	2.25	11-15-2025	11,500,000	12,158,559	0.21
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,965,040	0.27
U.S. Treasury Note	2.50	8-15-2023	14,250,000	15,249,167	0.26
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,637,065	0.29
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,693,744	0.22
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,898,830	0.27
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,878,043	0.29
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,901,059	0.34
U.S. Treasury Note	3.50	5-15-2020	25,000,000	27,189,450	0.47
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,297,748	0.38
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,110,160	0.38
U.S. Treasury Note	7.25	8-15-2022	13,000,000	17,438,278	0.30

Total U.S. Treasury Securities (Cost $1,271,729,003)				1,339,224,884	22.98

Yankee Corporate Bonds and Notes: 3.97%

Consumer Discretionary: 0.06%

Auto Components: 0.01%
Other securities				274,549	0.01

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Media: 0.05%
Other securities	$3,081,828	0.05%

Consumer Staples: 0.07%

Beverages: 0.07%
Other securities	4,182,645	0.07

Energy: 0.39%

Oil, Gas & Consumable Fuels: 0.39%
Other securities	22,634,300	0.39

Financials: 2.24%

Banks: 1.48%
Other securities	86,149,430	1.48

Capital Markets: 0.11%
Other securities	6,186,284	0.11

Diversified Financial Services: 0.59%
Other securities	34,567,934	0.59

Insurance: 0.06%
Other securities	3,483,252	0.06

Health Care: 0.27%

Health Care Equipment & Supplies: 0.03%
Other securities	1,725,791	0.03

Pharmaceuticals: 0.24%
Other securities	14,138,489	0.24

Industrials: 0.19%

Industrial Conglomerates: 0.06%
Other securities	3,399,758	0.06

Machinery: 0.01%
Other securities	570,026	0.01

Road & Rail: 0.06%
Other securities	3,340,566	0.06

Trading Companies & Distributors: 0.06%
Other securities	3,894,120	0.06

Information Technology: 0.11%

Communications Equipment: 0.01%
Other securities	430,056	0.01

Internet Software & Services: 0.07%
Other securities	3,754,263	0.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	97

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 0.03%
Other securities			$1,899,340	0.03%

Materials: 0.25%

Chemicals: 0.09%
Other securities			5,130,393	0.09

Metals & Mining: 0.15%
Other securities			8,675,856	0.15

Paper & Forest Products: 0.01%
Other securities			937,235	0.01

Telecommunication Services: 0.38%

Diversified Telecommunication Services: 0.21%
Other securities			12,407,996	0.21

Wireless Telecommunication Services: 0.17%
Other securities			9,646,916	0.17

Utilities: 0.01%

Electric Utilities: 0.00%
Other securities			174,475	0.00

Independent Power & Renewable Electricity Producers: 0.01%
Other securities			291,200	0.01

Water Utilities: 0.00%
Other securities			268,558	0.00

Total Yankee Corporate Bonds and Notes (Cost $218,120,030)			231,245,260	3.97

Yankee Government Bonds: 0.03%
Other securities			2,026,706	0.03

Total Yankee Government Bonds (Cost $2,000,727)			2,026,706	0.03

	Yield	Shares
Short-Term Investments: 3.32%

Investment Companies: 3.32%
Securities Lending Cash Investments LLC (l)(r)(u)	0.51%	4,562,280	4,562,280	0.08
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.32	188,973,592	188,973,592	3.24

Total Short-Term Investments (Cost $193,535,872)			193,535,872	3.32

Total investments in securities (Cost $5,676,096,739) *			5,953,271,479	102.15
Other assets and liabilities, net			(125,420,626)	(2.15)

Total net assets			$5,827,850,853	100.00%

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $5,679,627,115 and unrealized gains (losses) consists of:

Gross unrealized gains	$332,449,793
Gross unrealized losses	(58,805,429)

Net unrealized gains	$273,644,364

The following table shows the percent of total long-term investments by geographic location as of August 31, 2016:

United States	70.89%
Japan	11.92
United Kingdom	3.64
France	2.69
Italy	2.42
Germany	1.86
Spain	1.38
Canada	1.26
Netherlands	1.05
Other	2.89

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 97.02%

Consumer Discretionary: 13.31%

Auto Components: 0.67%
Other securities		$57,649,906	0.67%

Automobiles: 1.21%
Toyota Motor Corporation	428,100	25,810,543	0.30
Other securities		77,755,163	0.91

		103,565,706	1.21

Distributors: 0.26%
Other securities		22,061,240	0.26

Diversified Consumer Services: 0.18%
Other securities		15,686,998	0.18

Hotels, Restaurants & Leisure: 2.01%
McDonald’s Corporation	158,914	18,379,993	0.22
Other securities		154,101,309	1.79

		172,481,302	2.01

Household Durables: 1.10%
Other securities		94,771,604	1.10

Internet & Catalog Retail: 1.35%
Amazon.com Incorporated †	70,127	53,938,883	0.63
Other securities		62,109,279	0.72

		116,048,162	1.35

Leisure Products: 0.34%
Other securities		29,226,081	0.34

Media: 2.08%
Charter Communications Incorporated Class A †	123,007	31,638,630	0.37
Naspers Limited	119,631	19,577,757	0.23
Other securities		126,797,479	1.48

		178,013,866	2.08

Multiline Retail: 0.51%
Other securities		44,069,790	0.51

Specialty Retail: 2.41%
O’Reilly Automotive Incorporated †	55,606	15,566,900	0.18
The Home Depot Incorporated	225,520	30,246,742	0.35
Other securities		160,779,576	1.88

		206,593,218	2.41

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 1.19%
Other securities		$101,700,310	1.19%

Consumer Staples: 7.21%

Beverages: 1.67%
Constellation Brands Incorporated Class A	101,759	16,693,564	0.20
PepsiCo Incorporated	160,019	17,082,028	0.20
The Coca-Cola Company	431,674	18,747,602	0.22
Other securities		90,747,400	1.05

		143,270,594	1.67

Food & Staples Retailing: 1.16%
Other securities		99,500,814	1.16

Food Products: 2.32%
Nestle SA	299,651	23,855,090	0.28
Other securities		175,783,312	2.04

		199,638,402	2.32

Household Products: 0.74%
The Procter & Gamble Company	295,768	25,823,504	0.30
Other securities		37,469,911	0.44

		63,293,415	0.74

Personal Products: 0.56%
Other securities		48,002,680	0.56

Tobacco: 0.76%
Philip Morris International Incorporated	171,843	17,172,271	0.20
Other securities		47,768,576	0.56

		64,940,847	0.76

Energy: 5.39%

Energy Equipment & Services: 0.78%
Schlumberger Limited	251,555	19,872,845	0.23
Other securities		47,291,850	0.55

		67,164,695	0.78

Oil, Gas & Consumable Fuels: 4.61%
Chevron Corporation	209,116	21,032,887	0.25
Exxon Mobil Corporation	448,552	39,086,821	0.46
Other securities		334,910,223	3.90

		395,029,931	4.61

Financials: 21.47%

Banks: 7.85%
Bank of America Corporation	1,137,245	18,355,134	0.21
China Construction Bank H Shares	26,890,990	20,105,284	0.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	101

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
Citigroup Incorporated	324,432	$15,488,384	0.18%
JPMorgan Chase & Company	406,393	27,431,528	0.32
Wells Fargo & Company (l)	513,184	26,069,747	0.30
Other securities		566,494,395	6.60

		673,944,472	7.85

Capital Markets: 1.94%
Other securities		166,536,175	1.94

Consumer Finance: 0.33%
Other securities		28,290,041	0.33

Diversified Financial Services: 0.40%
Other securities		34,384,376	0.40

Insurance: 4.02%
Other securities		344,682,697	4.02

Real Estate Management & Development: 0.88%
Other securities		75,829,404	0.88

REITs: 5.77%
Other securities		494,812,458	5.77

Thrifts & Mortgage Finance: 0.28%
Other securities		23,790,157	0.28

Health Care: 10.19%

Biotechnology: 2.28%
Gilead Sciences Incorporated	241,100	18,897,418	0.22
Other securities		176,948,391	2.06

		195,845,809	2.28

Health Care Equipment & Supplies: 1.86%
Boston Scientific Corporation †	739,078	17,604,838	0.21
Other securities		141,643,936	1.65

		159,248,774	1.86

Health Care Providers & Services: 2.06%
Centene Corporation †	224,602	15,338,071	0.18
Other securities		161,398,625	1.88

		176,736,696	2.06

Health Care Technology: 0.17%
Other securities		14,431,033	0.17

Life Sciences Tools & Services: 0.64%
Other securities		55,193,003	0.64

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 3.18%
Allergan plc †	71,612	$16,795,878	0.20%
Johnson & Johnson	297,596	35,515,107	0.41
Merck & Company Incorporated	306,685	19,256,751	0.23
Novartis AG	242,433	19,078,150	0.22
Pfizer Incorporated	673,771	23,447,231	0.27
Roche Holding AG Genusschein	65,222	15,901,821	0.19
Other securities		142,647,351	1.66

		272,642,289	3.18

Industrials: 10.76%

Aerospace & Defense: 1.32%
Other securities		113,518,825	1.32

Air Freight & Logistics: 0.30%
Other securities		25,731,681	0.30

Airlines: 0.40%
Other securities		34,541,527	0.40

Building Products: 0.63%
Other securities		54,218,910	0.63

Commercial Services & Supplies: 0.79%
Other securities		67,408,733	0.79

Construction & Engineering: 0.64%
Other securities		54,497,590	0.64

Electrical Equipment: 0.73%
Other securities		62,657,362	0.73

Industrial Conglomerates: 1.11%
General Electric Company	994,738	31,075,615	0.36
Other securities		64,443,947	0.75

		95,519,562	1.11

Machinery: 2.35%
Other securities		201,739,062	2.35

Marine: 0.10%
Other securities		8,369,290	0.10

Professional Services: 0.43%
Other securities		37,021,638	0.43

Road & Rail: 0.95%
Other securities		81,134,613	0.95

Trading Companies & Distributors: 0.76%
Other securities		64,822,211	0.76

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	103

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Transportation Infrastructure: 0.25%
Other securities		$21,781,949	0.25%

Information Technology: 16.93%

Communications Equipment: 0.88%
Cisco Systems Incorporated	557,050	17,513,652	0.21
Other securities		58,461,999	0.67

		75,975,651	0.88

Electronic Equipment, Instruments & Components: 1.53%
Other securities		130,893,950	1.53

Internet Software & Services: 3.20%
Alibaba Group Holding Limited ADR †	303,156	29,463,732	0.34
Alphabet Incorporated Class A †	53,249	42,058,723	0.49
Alphabet Incorporated Class C †	53,555	41,079,363	0.48
Facebook Incorporated Class A †	419,189	52,868,117	0.62
Tencent Holdings Limited	1,447,566	37,656,067	0.44
Other securities		71,136,385	0.83

		274,262,387	3.20

IT Services: 3.20%
International Business Machines Corporation	159,846	25,396,332	0.30
MasterCard Incorporated Class A	175,800	16,987,554	0.20
Visa Incorporated Class A	344,794	27,893,835	0.33
Other securities		204,152,569	2.37

		274,430,290	3.20

Semiconductors & Semiconductor Equipment: 3.06%
Intel Corporation	523,302	18,781,309	0.22
NVIDIA Corporation	276,000	16,929,840	0.20
QUALCOMM Incorporated	265,897	16,770,124	0.20
Taiwan Semiconductor Manufacturing Company Limited	5,093,298	28,251,066	0.33
Other securities		181,529,770	2.11

		262,262,109	3.06

Software: 2.82%
Microsoft Corporation	850,273	48,856,687	0.57
Other securities		193,563,965	2.25

		242,420,652	2.82

Technology Hardware, Storage & Peripherals: 2.24%
Apple Incorporated	993,143	105,372,472	1.23
Samsung Electronics Company Limited	16,904	24,560,072	0.29
Other securities		62,620,136	0.72

		192,552,680	2.24

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Materials: 5.23%

Chemicals: 2.40%
Other securities		$205,715,996	2.40%

Construction Materials: 0.53%
Other securities		45,158,476	0.53

Containers & Packaging: 0.53%
Other securities		45,794,315	0.53

Metals & Mining: 1.63%
Other securities		139,930,302	1.63

Paper & Forest Products: 0.14%
Other securities		11,788,413	0.14

Telecommunication Services: 2.60%

Diversified Telecommunication Services: 1.62%
AT&T Incorporated	684,577	27,985,508	0.33
Verizon Communications Incorporated	452,797	23,694,867	0.28
Other securities		87,450,004	1.01

		139,130,379	1.62

Wireless Telecommunication Services: 0.98%
China Mobile Limited	1,508,000	18,622,684	0.22
Other securities		64,838,544	0.76

		83,461,228	0.98

Utilities: 3.93%

Electric Utilities: 1.65%
Other securities		141,220,415	1.65

Gas Utilities: 0.68%
Other securities		58,309,050	0.68

Independent Power & Renewable Electricity Producers: 0.26%
Other securities		22,192,279	0.26

Multi-Utilities: 1.13%
Other securities		97,209,453	1.13

Water Utilities: 0.21%
Other securities		18,517,023	0.21

Total Common Stocks (Cost $6,135,611,402)		8,323,264,946	97.02

Preferred Stocks: 0.48%

Consumer Discretionary: 0.06%

Automobiles: 0.05%
Other securities		4,037,716	0.05

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	105

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multiline Retail: 0.01%
Other securities	$1,018,787	0.01%

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	82,961	0.00

Household Products: 0.03%
Other securities	2,234,499	0.03

Personal Products: 0.00%
Other securities	110,738	0.00

Energy: 0.07%

Oil, Gas & Consumable Fuels: 0.07%
Other securities	5,798,084	0.07

Financials: 0.22%

Banks: 0.22%
Other securities	18,921,256	0.22

Health Care: 0.01%

Biotechnology: 0.01%
Other securities	354,992	0.01

Health Care Equipment & Supplies: 0.00%
Other securities	250,297	0.00

Life Sciences Tools & Services: 0.00%
Other securities	41	0.00

Information Technology: 0.04%

Technology Hardware, Storage & Peripherals: 0.04%
Other securities	3,527,896	0.04

Materials: 0.03%

Chemicals: 0.01%
Other securities	734,722	0.01

Metals & Mining: 0.02%
Other securities	2,479,464	0.02

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Other securities	1,977,515	0.02

Utilities: 0.00%

Multi-Utilities: 0.00%
Other securities	44,203	0.00

Total Preferred Stocks (Cost $52,987,562)	41,573,171	0.48

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2016 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Rights: 0.00%

Health Care: 0.00%

Biotechnology: 0.00%
Other securities			$0	0.00%

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Other securities			0	0.00

Total Rights (Cost $0)			0	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities			85,263	0.00

Media: 0.00%
Other securities			358	0.00

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			758	0.00

Oil, Gas & Consumable Fuels: 0.00%
Other securities			20,511	0.00

Industrials: 0.00%

Industrial Conglomerates: 0.00%
Other securities			1,030	0.00

Total Warrants (Cost $112,266)			107,920	0.00

	Yield	Shares
Short-Term Investments: 3.75%

Investment Companies: 3.75%
Securities Lending Cash Investments LLC (l)(r)(u)	0.51%	218,333,728	218,333,728	2.54
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.32	103,413,508	103,413,508	1.21

Total Short-Term Investments (Cost $321,747,236)			321,747,236	3.75

Total investments in securities (Cost $6,510,458,466) *			8,686,693,273	101.25
Other assets and liabilities, net			(107,644,103)	(1.25)

Total net assets			$8,579,049,170	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	107

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $6,583,907,790 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,774,571,750
Gross unrealized losses	(671,786,267)

Net unrealized gains	$2,102,785,483

The following table shows percent of total long-term investments by geographic locations as of August 31, 2016:

United States	63.74%
Japan	6.73
United Kingdom	3.12
China	2.81
Taiwan	1.72
Australia	1.70
Switzerland	1.57
Canada	1.56
India	1.55
Hong Kong	1.47
South Korea	1.37
France	1.34
Germany	1.32
Ireland	1.18
Other	8.82

100.00%

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—August 31, 2016 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 18.75%
Abbey National Treasury Services plc	0.34%	9-1-2016	$7,000,000	$7,000,000
ABN AMRO Funding LLC	0.46	9-1-2016	2,000,000	2,000,000
Bank of Montreal	0.44	9-1-2016	3,000,000	3,000,000
Bank of Montreal	0.44	9-6-2016	2,000,000	2,000,020
Bank of Montreal	0.44	9-7-2016	4,000,000	4,000,000
Bank of Montreal	0.66	10-4-2016	8,000,000	8,001,040
Canadian Imperial Bank of Commerce	0.30	9-1-2016	6,000,000	6,000,000
Canadian Imperial Bank of Commerce	0.85	9-1-2016	3,000,000	3,000,030
Cooperatieve Centrale ±	0.85	9-7-2016	2,000,000	2,000,180
Credit Agricole SA	0.32	9-1-2016	7,000,000	7,000,000
DG Bank (New York)	0.75	9-12-2016	6,000,000	6,000,600
DG Bank (New York)	0.90	11-18-2016	9,000,000	9,002,970
DNB Nor Bank	0.30	9-1-2016	11,000,000	11,000,000
HSBC Bank plc	0.34	9-1-2016	7,000,000	7,000,000
KBC Bank	0.32	9-1-2016	7,000,000	7,000,000
Mitsubishi Trust & Bank	0.44	9-2-2016	4,000,000	4,000,040
NBAD Americas NV	0.37	9-1-2016	7,000,000	7,000,000
Nordea Bank AB	0.29	9-1-2016	7,000,000	7,000,000
Norinchukin Bank	0.64	9-15-2016	2,000,000	2,000,240
Oversea Chinese Banking Corporation	0.55	9-15-2016	10,000,000	10,000,400
State Street Bank & Trust Company ±	0.85	9-2-2016	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.55	9-7-2016	7,000,000	7,000,280
Sumitomo Trust & Banking Corporation	0.65	9-23-2016	8,000,000	8,001,120
Svenska Handlesbanken	0.30	9-1-2016	9,000,000	9,000,000
Swedbank	0.30	9-1-2016	13,000,000	13,000,000

Total Certificates of Deposit (Cost $153,000,213)				153,006,980

Commercial Paper: 45.75%
Albion Capital Corporation (p)(z)	0.82	10-18-2016	10,000,000	9,994,100
Alpine Securitization Limited 144A(p)(z)	0.57	9-22-2016	3,000,000	2,999,010
Alpine Securitization Limited 144A(p)(z)	0.60	9-6-2016	11,000,000	10,999,120
Anglesea Funding LLC 144A(p)(z)	0.45	9-2-2016	4,000,000	3,999,920
Anglesea Funding LLC 144A(p)(z)	0.47	9-6-2016	4,000,000	3,999,720
Anglesea Funding LLC 144A±(p)	0.64	9-7-2016	2,000,000	2,000,000
Anglesea Funding LLC 144A±(p)	0.66	9-19-2016	2,000,000	1,999,900
Anglesea Funding LLC 144A±(p)	0.67	9-29-2016	2,000,000	1,999,800
Antalis SA 144A(z)	0.60	9-8-2016	1,000,000	999,900
Antalis SA 144A(z)	0.70	9-6-2016	1,000,000	999,920
Antalis SA 144A(z)	0.70	9-9-2016	1,000,000	999,880
Antalis SA 144A(z)	1.00	11-4-2016	5,000,000	4,993,300
ANZ Banking Group Limited 144A(z)	0.65	9-2-2016	2,000,000	1,999,940
Atlantic Asset Securitization Corporation 144A(p)(z)	0.34	9-1-2016	4,000,000	3,999,952
Atlantic Asset Securitization Corporation 144A±(p)	0.66	12-5-2016	3,000,000	2,999,850
Atlantic Asset Securitization Corporation 144A±(p)	0.66	12-9-2016	3,000,000	2,999,820
Atlantic Asset Securitization Corporation 144A±(p)	0.67	12-16-2016	3,000,000	2,999,790
Australia & New Zealand Banking Group 144A(z)	0.62	9-22-2016	4,000,000	3,998,680
Banco De Credito E Inversiones 144A(z)	0.85	10-28-2016	8,000,000	7,993,920
Bank of Nova Scotia 144A(z)	0.60	9-21-2016	4,000,000	3,999,000
Bank of Nova Scotia 144A(z)	0.75	10-20-2016	10,000,000	9,992,400
Banque et Caisse d’Epargne de l’Etat (z)	0.66	9-1-2016	1,000,000	999,990

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	109

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Barclays Bank plc 144A(z)	0.68%	9-12-2016	$8,000,000	$7,999,120
Barclays Bank plc 144A(z)	0.80	9-6-2016	6,000,000	5,999,700
Barton Capital Corporation 144A(p)(z)	0.64	9-7-2016	2,000,000	1,999,860
Barton Capital Corporation 144A(p)(z)	0.76	9-29-2016	2,000,000	1,999,320
Bennington Stark Capital Company LLC 144A(p)(z)	0.52	9-2-2016	2,000,000	1,999,960
Bennington Stark Capital Company LLC 144A(p)(z)	0.55	9-1-2016	2,000,000	1,999,980
Bennington Stark Capital Company LLC 144A(p)(z)	0.55	9-7-2016	2,000,000	1,999,820
Caisse Centrale Desjardins du Quebec 144A(z)	0.39	9-1-2016	6,000,000	5,999,941
Caisse Centrale Desjardins du Quebec 144A(z)	0.61	9-14-2016	5,000,000	4,999,250
Caisse Centrale Desjardins du Quebec 144A(z)	0.63	9-15-2016	3,000,000	2,999,520
Caisse Centrale Desjardins du Quebec 144A(z)	0.65	9-12-2016	2,000,000	1,999,740
Caisse Centrale Desjardins du Quebec 144A(z)	0.67	9-29-2016	1,000,000	999,670
Caisse D’amortissement de la Dette Sociale 144A(z)	0.68	9-19-2016	10,000,000	9,997,300
Caisse Des Depots et Consignations 144A(z)	0.66	10-3-2016	10,000,000	9,994,300
CDP Financial Incorporated 144A(z)	0.64	9-30-2016	12,950,000	12,945,856
Chesham Finance Limited 144A(p)(z)	0.48	9-1-2016	1,000,000	999,988
Chesham Finance Limited 144A(p)(z)	0.48	9-1-2016	1,000,000	999,988
Chesham Finance Limited 144A(p)(z)	0.48	9-1-2016	2,000,000	1,999,976
China International Marine Containers Group Limited (z)	1.00	9-6-2016	4,000,000	3,999,760
China International Marine Containers Group Limited (z)	1.00	9-7-2016	2,000,000	1,999,856
China Power International Development (z)	1.00	9-7-2016	3,000,000	2,999,732
China Shipping Container Lines (z)	1.00	9-1-2016	2,000,000	1,999,980
China Shipping Container Lines (z)	1.00	9-6-2016	5,000,000	4,999,700
Commonwealth Bank of Australia 144A(z)	0.62	9-6-2016	2,000,000	1,999,860
Concord Minutemen Capital Company 144A(p)(z)	0.54	9-2-2016	5,000,000	4,999,900
DBS Bank Limited 144A(z)	0.55	9-15-2016	6,000,000	5,999,100
DBS Bank Limited 144A(z)	0.65	10-11-2016	12,500,000	12,494,375
Dexia Credit Local SA (z)	0.65	9-12-2016	3,000,000	2,999,640
Erste Abwicklungsanstalt 144A(z)	0.72	10-17-2016	8,000,000	7,995,760
Gotham Funding Corporation 144A(p)(z)	0.57	9-8-2016	2,000,000	1,999,800
Gotham Funding Corporation 144A(p)(z)	0.59	9-13-2016	2,000,000	1,999,640
Gotham Funding Corporation 144A(p)(z)	0.59	9-14-2016	1,000,000	999,810
Halkin Finance LLC 144A(z)	0.48	9-1-2016	2,000,000	1,999,976
Halkin Finance LLC 144A(z)	0.50	9-2-2016	1,000,000	999,980
HSBC Bank plc 144A(z)	0.63	9-9-2016	2,000,000	1,999,820
HSBC Bank plc 144A(z)	0.65	10-5-2016	5,000,000	4,997,600
Institutional Secured Funding LLC 144A(p)(z)	0.58	9-2-2016	2,000,000	1,999,951
Institutional Secured Funding LLC 144A(p)(z)	0.63	9-1-2016	5,000,000	4,999,950
Institutional Secured Funding LLC 144A(p)(z)	0.69	9-19-2016	4,000,000	3,998,920
Jupiter Securitization Company LLC 144A(z)	0.55	9-20-2016	1,000,000	999,710
Kells Funding LLC 144A(z)	0.64	9-20-2016	1,000,000	999,720
Kells Funding LLC 144A(z)	0.64	9-22-2016	1,000,000	999,690
Legacy Capital Company 144A(z)	0.75	10-7-2016	9,984,000	9,977,810
Lexington Parker Capital Corporation 144A(p)(z)	0.52	9-7-2016	3,000,000	2,999,730
Lexington Parker Capital Corporation 144A(p)(z)	0.54	9-1-2016	3,000,000	2,999,970
LMA Americas LLC 144A(z)	0.55	9-2-2016	3,000,000	2,999,940
Macquarie Bank Limited 144A(z)	0.62	9-6-2016	3,000,000	2,999,580
Macquarie Bank Limited 144A(z)	0.64	9-1-2016	1,000,000	999,980
Macquarie Bank Limited 144A(z)	0.65	9-7-2016	2,000,000	1,999,680
Manhattan Asset Funding Company LLC 144A(p)(z)	0.57	9-2-2016	1,000,000	999,980

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—August 31, 2016 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Matchpoint Finance plc 144A(p)(z)	0.68%	9-1-2016	$1,000,000	$999,990
Mizuho Corporate Bank (z)	0.75	9-9-2016	2,000,000	1,999,820
Mountcliff Funding LLC 144A(p)(z)	0.48	9-1-2016	5,000,000	4,999,950
National Australia Bank Limited 144A(z)	0.68	10-21-2016	8,000,000	7,995,680
Nationwide Building Society 144A(z)	0.70	9-2-2016	2,000,000	1,999,920
Nationwide Building Society 144A(z)	0.92	11-15-2016	3,000,000	2,993,850
Nederlandse Waterschapsbank NV 144A(z)	0.63	9-1-2016	3,000,000	2,999,970
Nederlandse Waterschapsbank NV 144A(z)	0.63	9-21-2016	10,000,000	9,997,800
Nieuw Amsterdam Receivable 144A(z)	0.76	10-26-2016	5,000,000	4,994,600
NRW Bank 144A(z)	0.61	9-16-2016	4,000,000	3,999,280
Ontario Teachers Finance Trust 144A(z)	0.66	9-21-2016	1,000,000	999,650
Regency Markets No. 1 LLC 144A(p)(z)	0.55	9-14-2016	6,000,000	5,998,860
Ridgefield Funding Company LLC 144A±(p)	0.71	9-23-2016	2,000,000	1,999,920
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.55	9-8-2016	1,000,000	999,890
Salt River Agricultural Improvement & Power District Series D-1 (z)	0.55	9-9-2016	2,000,000	1,999,720
Sinochem Capital Company Limited (z)	0.47	9-6-2016	2,000,000	1,999,880
Sinochem Capital Company Limited (z)	0.47	9-12-2016	2,000,000	1,999,760
Sinochem Capital Company Limited (z)	1.00	9-2-2016	2,000,000	1,999,960
Skandinaviska Enskilda Banken AG 144A(z)	0.65	10-6-2016	10,000,000	9,996,200
Starbird Funding Corporation 144A±(p)	0.67	9-16-2016	2,000,000	1,999,940
Starbird Funding Corporation 144A(p)(z)	0.68	9-1-2016	1,000,000	999,990
Suncorp Group Limited 144A(z)	0.74	9-6-2016	2,000,000	1,999,880
Suncorp Group Limited 144A(z)	0.75	9-8-2016	2,000,000	1,999,840
Suncorp Group Limited 144A(z)	0.92	11-23-2016	4,000,000	3,994,920
United Overseas Bank Limited 144A(z)	0.65	10-17-2016	12,000,000	11,993,640
Victory Receivables 144A(p)(z)	0.60	9-19-2016	1,000,000	999,730
Victory Receivables 144A(p)(z)	0.60	9-7-2016	3,000,000	2,999,730
Working Capital Management Company 144A(z)	0.60	9-1-2016	2,000,000	1,999,980

Total Commercial Paper (Cost $373,277,701)				373,322,451

Corporate Bonds and Notes: 0.29%

Health Care: 0.23%

Health Care Providers & Services: 0.23%
Keep Memory Alive ±§	0.56	5-1-2037	920,000	920,000
Providence Health & Services ±§	0.60	10-1-2042	970,000	970,000

				1,890,000

Materials: 0.06%

Metals & Mining: 0.06%
SSAB AB Series A ±§	0.49	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $2,390,000)				2,390,000

Municipal Obligations: 24.09%

Alabama: 0.12%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series J (Industrial Development Revenue, Bank of Nova Scotia LOC) ø	0.66	4-1-2028	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	111

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Arkansas: 0.12%
Maumelle AR Taxable Variable Kimberly Clark Corporation (Industrial Development Revenue) 144Aø	0.54%	8-1-2045	$1,000,000	$1,000,000

California: 2.32%
California CDA Sub Series A (Utilities Revenue, Royal Bank of Canada SPA) ø	0.65	11-1-2040	5,000,000	5,000,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC) ø	0.60	3-1-2047	3,000,000	3,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144Aø	0.68	7-1-2024	5,000,000	5,000,000
Puttable Floating Option Taxable Series PT-4699 (Health Revenue, National Insured, Bank of America NA LIQ) 144Aø	0.73	9-1-2028	960,000	960,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.58	4-1-2038	2,000,000	2,000,000
San Francisco City & County CA Airports Commission Variable Reference Second Series A-2 (Airport Revenue, Bank of America NA LOC) ø	0.62	5-1-2030	3,000,000	3,000,000

				18,960,000

Colorado: 1.00%
Colorado HFA Catholic Health Initiatives Series 7WE (Health Revenue, Barclays Bank plc LOC) 144Aø	0.71	8-1-2018	5,000,000	5,000,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.60	10-1-2034	1,000,000	1,000,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.60	10-1-2033	890,000	890,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.60	5-1-2052	240,000	240,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue) ø	0.56	1-1-2027	1,000,000	1,000,000

				8,130,000

Connecticut: 2.01%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.60	5-15-2034	3,000,000	3,000,000
Connecticut Series C (GO Revenue, Bank of America NA SPA) ø	0.61	5-15-2034	2,000,000	2,000,000
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.55	4-15-2046	11,440,000	11,440,000

				16,440,000

District of Columbia: 1.59%
Howard University (Education Revenue) ±	0.60	8-1-2031	12,000,000	12,000,000
Metropolitan Washington District of Columbia Airports Sub Series A-1 (Airport Revenue, Royal Bank of Canada LOC) ø	0.62	10-1-2039	970,000	970,000

				12,970,000

Florida: 1.35%
Gainesville FL (Utilities Revenue)	0.65	9-1-2016	1,000,000	1,000,000
Gainesville FL Series B (Utilities Revenue, Bank of Montreal SPA) ø	0.65	10-1-2038	4,000,000	4,000,000
Orlando & Orange County FL Expressway Authority Series 2007 0081 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ) ø	0.60	7-1-2042	3,000,000	3,000,000
West Palm Beach FL Utilities Systems Series C (Water & Sewer Revenue, AGC Insured, JPMorgan Chase & Company SPA) ø	0.64	10-1-2038	3,000,000	3,000,000

				11,000,000

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—August 31, 2016 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Idaho: 0.37%
Idaho HFA (Housing Revenue) (z)	0.64%	9-2-2016	$3,000,000	$2,999,820

Illinois: 0.24%
Illinois Toll Highway Authority Series A1 (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.63	1-1-2031	2,000,000	2,000,000

Iowa: 0.24%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue) ø	0.64	6-1-2039	2,000,000	2,000,000

Louisiana: 1.10%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.55	6-1-2045	8,980,000	8,980,000

Maryland: 0.25%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.57	9-1-2033	2,000,000	2,000,000

Massachusetts: 0.98%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, TD Bank NA SPA) ø	0.59	1-1-2029	5,000,000	5,000,000
Massachusetts Department of Transportation Series A7 (Transportation Revenue, Sumitomo Mitsui Banking SPA) ø	0.62	1-1-2039	3,000,000	3,000,000

				8,000,000

Michigan: 0.24%
Michigan Housing Development Authority Series D (Housing Revenue, Bank of Tokyo-Mitsubishi SPA) ø	0.67	10-1-2039	1,975,000	1,975,000

Minnesota: 0.23%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC) ø	0.60	10-1-2042	851,000	851,000
RBC Municipal Products Incorporated Trust Floater CTFS Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144Aø	0.60	5-31-2018	1,000,000	1,000,000

				1,851,000

Nevada: 0.25%
Clark County NV Series B-2 (Airport Revenue, Royal Bank of Canada LOC) ø	0.63	7-1-2022	2,000,000	2,000,000

New York: 4.17%
New York City NY Municipal Water Finance Various Subordinated Series F1B-RMKT-06/25/09 (Water & Sewer Revenue, U.S. Bank NA SPA) ø	0.56	6-15-2035	4,000,000	4,000,000
New York HFA 20 River Terrace Series A (Housing Revenue, FNMA LOC, FNMA LIQ) ø	0.65	5-15-2034	2,000,000	2,000,000
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC) ø	0.90	5-1-2048	3,000,000	3,000,000
New York HFA Biltmore Tower (Housing Revenue, FNMA LOC, FNMA LIQ) ø	0.68	5-15-2034	2,000,000	2,000,000
New York HFA Series A (Housing Revenue, FHLMC LIQ) ø	0.60	11-1-2037	1,000,000	1,000,000
New York Housing Finance Agency 222 East 44TH Street Series B (Housing Revenue, Bank of China LOC) ø	1.20	5-1-2050	1,000,000	1,000,000
New York Housing Finance Agency Manhattan West Residential Project Series B-2 (Housing Revenue, Bank of China LOC) ø	0.96	11-1-2049	1,000,000	1,000,000
New York Housing HFA Riverside Center 2 Series A-2 (Housing Revenue, Bank of America NA LOC) ø	0.63	11-1-2046	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	113

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Metropolitan Transportation Authority Sub Series G-2 (Transportation Revenue, TD Bank NA LOC) ø	0.57%	11-1-2032	$3,000,000	$3,000,000
New York NY Housing Development Corporation Atlantic Court Apartments Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ) ø	0.67	12-1-2035	1,000,000	1,000,000
New York NY Sub Series B-3 (GO Revenue, Citibank NA LOC) ø	0.61	4-1-2042	6,000,000	6,000,000
New York NY Transitional Finance Authority Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC) ø	0.57	11-1-2041	5,000,000	5,000,000
New York Urban Development Corporation Series A3D (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.57	3-15-2033	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø(i)	0.97	7-1-2017	2,000,000	2,000,000

				34,000,000

North Carolina: 0.61%
Charlotte NC NASCAR Project Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.60	6-1-2035	2,000,000	2,000,000
North Carolina Medical Care Commission FirstHealth Carolina Project Series 2008A (Health Revenue, Branch Banking & Trust SPA) ø	0.64	10-1-2028	3,000,000	3,000,000

				5,000,000

North Dakota: 0.25%
North Dakota HFA Mortgage Finance Program Series F (Housing Revenue, FHLB SPA) ø	0.60	1-1-2047	2,000,000	2,000,000

Ohio: 0.24%
Ohio HFA Residential Management Series J (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.62	9-1-2035	1,950,000	1,950,000

Oklahoma: 0.46%
Oklahoma Grand River Dam Authority Series C (Utilities Revenue, Barclays Bank plc LOC) ø	0.61	6-1-2039	3,750,000	3,750,000

Oregon: 0.12%
Tender Option Bond Trust Receipts/Certificates Series 2016-TXG001 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.77	5-1-2035	1,000,000	1,000,000

Other: 1.80%
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) ø	0.62	2-15-2028	7,000,000	7,000,000
Eagle Tax Exempt Trust Series 2008 0055F (, FHLMC Insured, FHLB LIQ) 144Aø	0.59	4-15-2049	2,000,000	2,000,000
FHLMC MFHR Series M017 Class A (Housing Revenue) 144Aø	0.59	9-15-2050	4,993,000	4,993,000
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.55	12-1-2038	735,000	735,000

				14,728,000

Pennsylvania: 0.12%
Philadelphia PA Series CC-2 (Miscellaneous Revenue)	0.56	9-12-2016	1,000,000	999,940

South Carolina: 0.61%
South Carolina Public Service Commission (Miscellaneous Revenue)	0.48	9-9-2016	1,000,000	1,000,000
York County SC PCR (Miscellaneous Revenue)	0.55	9-1-2016	4,000,000	4,000,000

				5,000,000

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Dow Jones Target Date Funds	Portfolio of investments—August 31, 2016 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 0.25%
Sevier County TN Public Building AuthorityLocal Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA) ø	0.63%	6-1-2029	$2,000,000	$2,000,000

Texas: 2.80%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue) ø	0.75	10-1-2036	5,000,000	5,000,000
Harris County TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.71	7-1-2018	10,000,000	10,000,000
Houston TX Adjustable Refunding First Lien B3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC) ø	0.58	5-15-2034	1,000,000	1,000,000
Port Arthur TX Navigation District Daily Fina Oil and Chemical Company Project (Industrial Development Revenue) ø	0.70	5-1-2033	1,000,000	1,000,000
Texas Department of Housing & Community Affairs Foundation Asmara (Housing Revenue, FHLMC LIQ) ø	0.64	7-1-2033	2,000,000	2,000,000
Texas Department of Housing & Community Affairs Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured, Texas State Treasurer SPA) ø	0.64	9-1-2038	865,000	865,000
Texas Tollway Authortiy Series D (Transportation Revenue, Royal Bank of Canada LOC) ø	0.61	1-1-2049	3,000,000	3,000,000

				22,865,000

Utah: 0.25%
Utah Water Finance Agency Series B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.68	10-1-2037	2,000,000	2,000,000

Total Municipal Obligations (Cost $196,598,946)				196,598,760

Other: 0.98%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.67	8-1-2040	1,000,000	1,000,000
Nuveen Enhanced Municipal Credit Opportunities Fund Series 1 (Citibank NA LIQ) 144A±§	0.69	3-1-2040	3,000,000	3,000,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.65	3-4-2045	4,000,000	4,000,000

Total Other (Cost $8,000,000)				8,000,000

Repurchase Agreements ^^: 10.09%
Bank of America Corporation, dated 8-31-2016, maturity value $21,500,203 (1)	0.34	9-1-2016	21,500,000	21,500,000
Barclays Capital Incorporated, dated 8-31-2016, maturity value $14,000,136 (2)	0.35	9-1-2016	14,000,000	14,000,000
BNP Paribas, dated 8-31-2016, maturity value $20,852,589 (3)	0.33	9-1-2016	20,852,398	20,852,398
GX Clarke & Company, dated 8-31-2016, maturity value $26,000,289 (4)	0.40	9-1-2016	26,000,000	26,000,000

Total Repurchase Agreements (Cost $82,352,398)				82,352,398

Total investments in securities (Cost $815,619,258) *	99.95%	815,670,589
Other assets and liabilities, net	0.05	377,065

Total net assets	100.00%	$816,047,654

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	115

SHORT-TERM INVESTMENT PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

(p)	Asset-backed commercial paper

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
(i)	Illiquid security

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 2-1-2043 to 9-1-2045, fair value including accrued interest is $22,145,000.

(2)	U.S. government securities, 1.13% to 3.75%, 4-30-2020 to 5-31-2022, fair value including accrued interest is $14,280,002.

(3)	U.S. government securities, 0.00% to 8.13%, 9-30-2016 to 8-1-2048, fair value including accrued interest is $21,453,672.

(4)	U.S. government securities, 2.50% to 5.50%, 12-1-2017 to 2-1-2046, fair value including accrued interest is $26,780,117.

*	Cost for federal income tax purposes is $815,619,258 and unrealized gains (losses) consists of:

Gross unrealized gains	$553,826
Gross unrealized losses	(2,495)

Net unrealized gains	$551,331

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2016 (unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,736,191,175	$8,338,876,290	$733,318,191
In affiliated securities, at value (see cost below)	217,080,304	347,816,983	0
In repurchase agreements, at value	0	0	82,352,398

Total investments, at value (see cost below)	5,953,271,479	8,686,693,273	815,670,589
Cash	0	2,735,808	37
Segregated cash	0	5,000,610	0
Foreign currency, at value (see cost below)	0	28,553,426	0
Receivable for investments sold	0	60,834,844	5,318,000
Receivable for dividends and interest	35,646,733	15,751,225	190,913
Receivable for securities lending income	3,296	312,947	0
Prepaid expenses and other assets	27,429	5,769	3,985

Total assets	5,988,948,937	8,799,887,902	821,183,524

Liabilities
Payable for investments purchased	155,507,346	36,448	5,000,018
Payable upon receipt of securities loaned	4,562,280	218,333,728	0
Payable for daily variation margin on open futures contracts	0	495,965	0
Advisory fee payable	757,337	1,032,112	69,393
Accrued expenses and other liabilities	271,121	940,479	66,459

Total liabilities	161,098,084	220,838,732	5,135,870

Total net assets	$5,827,850,853	$8,579,049,170	$816,047,654

Investments in unaffiliated securities, at cost	$5,460,872,952	$6,174,265,631	$733,266,860

Investments in affiliated securities, at cost	$215,223,787	$336,192,835	$0

Investments in repurchase agreements, at cost	$0	$0	$82,352,398

Total investments, at cost	$5,676,096,739	$6,510,458,466	$815,619,258

Securities on loan, at value	$4,467,550	$211,927,377	$0

Foreign currency, at cost	$0	$28,622,409	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2016 (unaudited)	Wells Fargo Dow Jones Target Date Funds	117

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$68,288,436	$19,555	$2,459,760
Income from affiliated securities	492,522	555,349	0
Securities lending income, net	15,404	3,102,889	0
Dividends**	0	108,184,207	0

Total investment income	68,796,362	111,862,000	2,459,760

Expenses
Advisory fee	4,377,532	6,087,242	450,223
Custody and accounting fees	231,946	749,387	48,886
Professional fees	54,882	58,617	22,380
Shareholder report expenses	6,462	10,538	972
Trustees’ fees and expenses	12,286	11,824	11,620
Other fees and expenses	12,994	61,526	7,549

Total expenses	4,696,102	6,979,134	541,630

Net investment income	64,100,260	104,882,866	1,918,130

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(6,448,731)	51,742,888	830
Affiliated securities	33,372	412,007	0
Futures transactions	0	17,242,631	0

Net realized gain (losses) on investments	(6,415,359)	69,397,526	830

Net change in unrealized gains (losses) on:
Unaffiliated securities	211,852,888	1,060,370,766	37,369
Affiiliated securities	809,955	1,640,988	0
Futures transactions	0	3,304,558	0

Net change in unrealized gains (losses) on investments	212,662,843	1,065,316,312	37,369

Net realized and unrealized gains (losses) on investments	206,247,484	1,134,713,838	38,199

Net increase in net assets resulting from operations	$270,347,744	$1,239,596,704	$1,956,329

* Net of foreign interest withholding taxes in the amount of	$576,539	$0	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$7,036,626	$0

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Fixed Income Portfolio
	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016

Operations
Net investment income	$64,100,260	$141,080,187
Net realized losses on investments	(6,415,359)	(72,730,886)
Net change in unrealized gains (losses) on investments	212,662,843	5,299,221

Net increase in net assets resulting from operations	270,347,744	73,648,522

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	743,511,208	1,180,576,977
Withdrawals	(530,553,373)	(1,994,426,845)

Net increase (decrease) in net assets resulting from capital share transactions	212,957,835	(813,849,868)

Total increase (decrease) in net assets	483,305,579	(740,201,346)

Net assets
Beginning of period	5,344,545,274	6,084,746,620

End of period	$5,827,850,853	$5,344,545,274

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Dow Jones Target Date Funds	119

	Diversified Stock Portfolio
	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016

Operations
Net investment income	$104,882,866	$177,947,840
Net realized gains on investments	69,397,526	307,932,833
Net change in unrealized gains (losses) on investments	1,065,316,312	(1,628,567,751)

Net increase (decrease) in net assets resulting from operations	1,239,596,704	(1,142,687,078)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	537,300,928	1,596,369,458
Withdrawals	(1,143,587,541)	(2,186,652,936)

Net decrease in net assets resulting from capital share transactions	(606,286,613)	(590,283,478)

Total increase (decrease) in net assets	633,310,091	(1,732,970,556)

Net assets
Beginning of period	7,945,739,079	9,678,709,635

End of period	$8,579,049,170	$7,945,739,079

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Dow Jones Target Date Funds	Statements of changes in net assets

	Short-Term Investment Portfolio
	Six months ended August 31, 2016 (unaudited)	Year ended February 29, 2016

Operations
Net investment income	$1,918,130	$1,789,194
Net realized gains on investments	830	862
Net change in unrealized gains (losses) on investments	37,369	12,131

Net increase in net assets resulting from operations	1,956,329	1,802,187

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	178,353,630	410,642,819
Withdrawals	(207,698,140)	(460,272,218)

Net decrease in net assets resulting from capital share transactions	(29,344,510)	(49,629,399)

Total decrease in net assets	(27,388,181)	(47,827,212)

Net assets
Beginning of period	843,435,835	891,263,047

End of period	$816,047,654	$843,435,835

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Dow Jones Target Date Funds	121

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Diversified Fixed Income Portfolio
Six months ended August 31, 2016 (unaudited)	2.25%	0.16%	0.16%	4.94%	19%
Year ended February 29, 2016	2.37%	0.16%	0.16%	1.58%	39%
Year ended February 28, 2015	2.28%	0.16%	0.16%	1.54%	49%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%

Diversified Stock Portfolio
Six months ended August 31, 2016 (unaudited)	2.44%	0.16%	0.16%	15.84%	3%
Year ended February 29, 2016	1.99%	0.17%	0.17%	(12.77)%	25%
Year ended February 28, 2015	1.85%	0.16%	0.16%	9.01%	14%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%

Short-Term Investment Portfolio
Six months ended August 31, 2016 (unaudited)	0.43%	0.12%	0.12%	0.20%	N/A
Year ended February 29, 2016	0.18%	0.12%	0.12%	0.15%	N/A
Year ended February 28, 2015	0.07%	0.12%	0.12%	(0.03)%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.03%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.11%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.10%	N/A

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Diversified Stock Portfolio (“Diversified Stock Portfolio”), and Wells Fargo Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	123

valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

124	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	125

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of August 31, 2016:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,538,442,378	$0	$1,538,442,378

Corporate bonds and notes	0	1,213,231,257	0	1,213,231,257

Foreign government bonds	0	1,435,565,122	0	1,435,565,122

U.S. Treasury securities	1,339,224,884	0	0	1,339,224,884

Yankee corporate bonds and notes	0	231,245,260	0	231,245,260

Yankee government bonds	0	2,026,706	0	2,026,706

Short-term investments
Investment companies	188,973,592	0	0	188,973,592
Investments measured at net asset value*				4,562,280
Total assets	$1,528,198,476	$4,420,510,723	$0	$5,953,271,479

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $4,562,280 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

126	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$1,141,713,109	$155,074	$0	$1,141,868,183
Consumer staples	618,306,765	339,987	0	618,646,752
Energy	460,001,104	2,193,519	3	462,194,626
Financials	1,841,599,293	670,411	76	1,842,269,780
Health care	874,097,604	0	0	874,097,604
Industrials	922,888,836	5,933	68,184	922,962,953
Information technology	1,452,797,718	1	0	1,452,797,719
Materials	448,091,883	295,619	0	448,387,502
Telecommunication services	221,898,681	692,926	0	222,591,607
Utilities	337,448,220	0	0	337,448,220

Preferred stocks
Consumer discretionary	5,056,503	0	0	5,056,503
Consumer staples	2,428,198	0	0	2,428,198
Energy	5,798,084	0	0	5,798,084
Financials	18,921,256	0	0	18,921,256
Health care	605,330	0	0	605,330
Information technology	3,527,896	0	0	3,527,896
Materials	3,214,186	0	0	3,214,186
Telecommunication services	1,977,515	0	0	1,977,515
Utilities	44,203	0	0	44,203

Rights
Health care	0	0	0	0
Industrials	0	0	0	0

Warrants
Consumer discretionary	0	85,621	0	85,621
Energy	0	21,269	0	21,269
Industrials	0	1,030	0	1,030

Short-term investments
Investment companies	103,413,508	0	0	103,413,508
Investments measured at net asset value*				218,333,728
Total assets	$8,463,829,892	$4,461,390	$68,263	$8,686,693,273
Liabilities
Futures contracts	$495,965	$0	$0	$495,965
Total liabilities	$495,965	$0	$0	$495,965

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $218,333,728 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	127

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$153,006,980	$0	$153,006,980

Commercial paper	0	373,322,451	0	373,322,451

Corporate bonds and notes	0	2,390,000	0	2,390,000

Municipal obligations	0	196,598,760	0	196,598,760

Other	0	8,000,000	0	8,000,000

Repurchase agreements	0	82,352,398	0	82,352,398
Total assets	$0	$815,670,589	$0	$815,670,589

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing which was used in pricing certain foreign securities at the previous period end was not used at August 31, 2016. As a result, Diversified Stock Portfolio common stocks valued at $2,393,980,410 and preferred stocks valued at $11,267,327 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Diversified Stock Portfolio had no material transfers into/out of Level 3. At August 31, 2016, the Diversified Fixed Income Portfolio and Short-Term Investment Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management. The advisor is responsible for implementing investment policies and guidelines and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the six months ended August 31, 2016, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.15%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee from Funds Management starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2016 were as follows:

	Purchases at cost		Sales proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Diversified Fixed Income Portfolio	$1,231,295,484	$310,156,042	$859,390,678	$196,608,387
Diversified Stock Portfolio	0	242,163,491	0	720,961,207

128	Wells Fargo Dow Jones Target Date Funds	Notes to financial statements (unaudited)

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

		Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Diversified Stock Portfolio	Wells Fargo & Company	563,684	14,700	65,200	513,184	$26,069,747	$416,157	$412,007

7. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2016, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2016, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
9-16-2016	UBS	10 Long	MSCI EAFE Index	$843,800	$12,505
9-16-2016	UBS	4 Long	MSCI EM Index	177,580	11,440
9-16-2016	UBS	362 Long	Russell 2000 Index	44,844,560	2,060,700
9-16-2016	UBS	245 Long	S&P 400 E-Mini Index	38,313,100	334,460
9-16-2016	UBS	343 Long	S&P 500 E-Mini Index	37,206,925	10,288

Diversified Stock Portfolio had an average notional amount of $146,425,110 in long futures contracts during the six months ended August 31, 2016. As of August 31, 2016, Diversified Stock Portfolio had segregated $5,000,610 as cash collateral for open futures contracts.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, the Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Diversified Stock Portfolio	Futures – variation margin	UBS	$495,965	$0	$(495,965)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

Notes to financial statements (unaudited)	Wells Fargo Dow Jones Target Date Funds	129

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

130	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	131

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 68 funds and Assistant Treasurer of 71 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

132	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund, Wells Fargo Dow Jones Target 2060 Fund, Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, Wells Fargo Short-Term Investment Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”) and, the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management, advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the Wells Fargo Dow Jones Target Today Fund, Wells Fargo Dow Jones Target 2010 Fund, Wells Fargo Dow Jones Target 2015 Fund, Wells Fargo Dow Jones Target 2020 Fund, Wells Fargo Dow Jones Target 2025 Fund, Wells Fargo Dow Jones Target 2030 Fund, Wells Fargo Dow Jones Target 2035 Fund, Wells Fargo Dow Jones Target 2040 Fund, Wells Fargo Dow Jones Target 2045 Fund, Wells Fargo Dow Jones Target 2050 Fund, Wells Fargo Dow Jones Target 2055 Fund and Wells Fargo Dow Jones Target 2060 Fund (individually, the “Target Date Fund” and collectively, the “Target Date Funds”) an investment management agreement (the “Target Date Fund Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

At the Meeting, the Master Trust Board, all the members of which are Independent Trustees, reviewed and approved for each of Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio and Wells Fargo Short-Term Investment Portfolio (the “Master Portfolios”) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management. The Target Date Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Funds Trust Board also reviewed and approved the following at the Meeting: an investment sub-advisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed: an investment sub-advisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for Wells Fargo Diversified Fixed Income Portfolio and Wells Fargo Diversified Stock Portfolio; and (ii) Wells Capital Management Incorporated (“Wells Capital Management”) for the Wells Fargo Short-Term Investment Portfolio (collectively, the “Sub-Advisory Agreements”).

Wells Capital Management, GIA and SSgA are collectively referred to as the “Sub-Advisers”, and the Target Date Fund Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.” The Target Date Funds are gateway blended funds that each invests all of their assets in the Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	133

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Target Date Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements, each for a one-year term. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2015. The Boards considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the performance of each Target Date Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of the Target 2010 Fund was in range of the average performance of its Universe for all periods under review except the three- and five-year periods; (ii) the performance of the Target 2015 Fund was lower than the average performance of its Universe for all periods under review except the one-year period; (iii) the performance of the Target 2020 Fund was higher than or in range of the average performance of its Universe for all periods under review except the three and five-year periods; (iv) the performance of the Target 2025 Fund was lower than the average performance of its Universe for all periods under review except the one-year period; (v) the performance of the Target 2030 Fund was higher than or in range of the average performance of its Universe for all periods under review except the five-year period; (vi) the performance of the Target 2035 Fund was lower than the average performance of its Universe for all periods under review except the one-year period; (vii) the performance of the Target 2040 Fund was higher than or in range of the average performance of its Universe for all periods under review except the one-year period; (viii) the performance of the Target 2045 Fund was lower than the average performance of its Universe for all periods under review except the three-year period; (ix) the performance of the Target 2050 Fund was higher than or in range of the average performance of its Universe for all periods under review except the one-year period; (x) the performance of the Target 2055 Fund was lower than the average performance of its Universe for all periods under review; (xi) the performance of the Target 2060 Fund was lower than the average performance of its Universe for all periods under review; and (xii) the performance of the Target Today Fund was higher than or in range of the average performance of its Universe for all periods under review except the three- and five-year periods. The Funds Trust Board also noted that the performance of each Target Date Fund was lower than the performance of its respective benchmark index for all periods under review except the first quarter of 2015.

The Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance for the periods noted above. Funds Management advised the Funds Trust Board that the nearer-dated Target Date Funds have some of the more conservative glidepaths in the industry, and as a result had a lower allocation to equities compared to funds in each respective Target Date Fund’s Universe. Thus, the Funds Trust Board was advised that underperformance of the nearer-dated Target Date Funds relative to their respective Universes was to be expected during periods in which the equity markets posted strong gains. The Funds Trust Board noted that the Target Date Funds’ underperformance relative to their benchmarks was largely attributable to fees charged to the Target Date Funds (which are not charged to a benchmark index).

134	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

The Master Trust Board took note of the performance of the Master Portfolios. The Master Trust Board noted that the performance of the Diversified Stock Portfolio was lower than the average performance of its Universe for all periods under review. The Master Trust Board also noted that the performance of the Diversified Stock Portfolio was in range of the performance of its benchmark, the Dow Jones Stock CMAC Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Diversified Stock Portfolio relative to its Universe for the periods noted above was largely attributable to sector allocation.

The Master Trust Board noted that the performance of the Diversified Fixed Income Portfolio was lower than the average performance of its Universe for all periods under review. The Master Trust Board also noted that the performance of the Diversified Fixed Income Portfolio was in range of the performance of its benchmark, the Dow Jones Bond CMAC Index, for all periods under review except the five-year period. The Master Trust Board was apprised that the underperformance of the Diversified Fixed Income Portfolio relative to its Universe and benchmark for the periods noted above was largely attributable to sector allocation.

The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was higher than or in range of the average performance of its Universe for all periods under review except the ten-year period. The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was higher than the performance of its benchmark, the Barclays U.S. T-Bill 1-3 Month Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Short-Term Investment Portfolio relative to its benchmark for the periods noted above was largely attributable to the fact that the Short-Term Investment Portfolio is managed using a money market strategy. The Master Trust Board noted that the Short-Term Investment Portfolio experienced a portfolio manager change in 2014.

The Funds Trust Board also received and considered information regarding each Target Date Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at both the Target Date Fund level and the Master Portfolio level, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Target Date Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of each Target Date Fund were lower than the median net operating expense ratios of its respective expense Groups for all share classes.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

The Boards took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Funds Trust Board reviewed and considered the fee rates that are payable by each Target Date Fund to Funds Management under the Target Date Fund Management Agreement, as well as the contractual fee rates payable by each Target Date Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).

The Master Trust Board reviewed and considered the contractual investment advisory fee rates that are payable by the Master Portfolios to Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of each Target Date Fund’s Management Rate, which do not include the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of each Target Date Fund were lower than the sum of the management fee rates and transfer agency costs of its respective expense Groups for all share classes. The Funds Trust Board noted that it had recently approved a reduction in the advisory fee schedules for each of the Target Date Funds in February 2015, effective July 1, 2015.

Other information (unaudited)	Wells Fargo Dow Jones Target Date Funds	135

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than the median rate for the Master Portfolio’s respective expense Group.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Target Date Funds, the Diversified Fixed Income Portfolio and the Diversified Stock Portfolio, the Boards considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the respective Fund. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. With respect to the Short-Term Investment Portfolio, given the current affiliation between Funds Management and Wells Capital Management, the Master Trust Board ascribed limited relevance to the allocation of the advisory fee between them. With respect to GIA and SSgA, the Boards considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

Other than with respect to the Wells Fargo Diversified Stock Porfolio, the Boards also received and considered information about the nature and extent of services offered and fee rates charged by the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Funds Management under the Target Date Fund Management Agreement was reasonable in light of the services covered by the Target Date Fund Management Agreement. The Master Trust Board determined that the compensation payable to Funds Management under the Master Portfolio Advisory Agreement and to each Sub-Adviser under each Sub-Advisory Agreement was reasonable, in light of the services covered by the Master Portfolio Advisory Agreement and each Sub-Advisory Agreement, respectively.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Board also received and considered information concerning the profitability of Wells Capital Management from providing services to the fund family as a whole, noting that Wells Capital Management’s profitability information with respect to providing services to the Funds was subsumed in the Wells Fargo and Funds Management profitability analysis. The Boards did not receive or consider profitability information with respect to GIA or SSgA, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Funds Trust Boards noted the existence of breakpoints in each Target Date Fund’s management fee structure, and the Master Trust Board noted the existence of breakpoints in each Master Portfolio’s advisory fee structure (except the Short-Term Investment Portfolio), which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Funds and the fund family as a whole. The Boards considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

136	Wells Fargo Dow Jones Target Date Funds	Other information (unaudited)

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, or GIA or SSgA as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about fees earned by Funds Management and Wells Capital Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, or GIA or SSgA or were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Target Date Fund Management Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements, each for a one-year term. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable.

List of abbreviations	Wells Fargo Dow Jones Target Date Funds	137

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

245797 10-16 SOFLD/SAR101 08-16

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	October 26, 2016

By:
/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	October 26, 2016